UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06591

Morgan Stanley Quality Municipal Income Trust

(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York 10036

(Address of principal executive offices) (Zip code)

Ronald E. Robison

522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-296-6990

Date of fiscal year end: October 31, 2007

Date of reporting period: October 31, 2007

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you’ll learn about how your investment in Morgan Stanley Quality Municipal Income Trust performed during the annual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Trust’s financial statements and a list of Trust investments.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Trust will achieve its investment objective. The Trust is subject to market risk, which is the possibility that market values of securities owned by the Trust will decline and, therefore, the value of the Trust’s shares may be less than what you paid for them. Accordingly, you can lose money investing in this Trust.
Income earned by certain securities in the portfolio may be subject to the federal alternative minimum tax (AMT).

Fund Report
For the year ended October 31, 2007

Market Conditions

Fears stemming from a residential housing downturn persisted throughout the 12-month period, hitting a peak late in the second quarter of 2007. Confronted with increasing delinquency rates on subprime loans, high-profile hedge fund collapses, and a series of subprime mortgage related credit downgrades, markets responded severely. The impact was exacerbated by an influx of forced sellers looking to liquidate assets to help meet margin calls and capital withdrawals, and a flight to quality ensued. This brought on greater concern about the impact on the financial markets, the financial system, and the broader economy, especially with regard to the effect on mortgage securities and mortgage lenders.

In an effort to help ease the credit and liquidity crunch, the Federal Open Market Committee (the ‘‘Fed’’) elected to cut the target federal funds by 50 basis points in September and another 25 basis points in October, bringing the benchmark overnight rate to 4.50 percent. At each of these meetings the Fed acknowledged that while some upward pressure on inflation remained, the housing correction could potentially intensify and restrain growth. However, at the October meeting, they also noted that the upside risk to inflation roughly balanced the downside risk to growth, setting expectations for no further cuts in the target rate.

Throughout the 12-month period, U.S. Treasury yields fluctuated, with the yield curve beginning the period relatively flat and ending the period steep. As the yield curve steepened, shorter-dated U.S. Treasury yields experienced the greatest decline, while longer-dated yields rose slightly. Overall, municipal bond yields ended the period higher, but most of the yield increases occurred in the intermediate to long maturity portion of the yield curve, while yields on the front end of the curve declined. As a result, the curve steepened and the spread between two-year and 30-year maturities widened to about 100 basis points. For the one-year period, municipal bonds underperformed Treasury securities.

So far, 2007 has been shaping up to be record breaking year for new issuance in the municipal market, with the majority of it occurring in the development sector. California and New York continued to lead the nation in new issuance of municipal bonds.

Performance Analysis

For the 12-month period ended October 31, 2007, the net asset value (NAV) of Morgan Stanley Quality Municipal Trust (IQI) decreased from $15.45 to $14.50 per share. Based on this change plus reinvestment of tax-free dividends totaling $0.7175 per share and a long-term capital gain distribution of $0.161447 per share, the Trust’s total NAV return was −0.11 percent. IQI’s value on the New York Stock Exchange (NYSE) moved from $14.39 to $12.90 per share during the same period. Based on this change plus reinvestment of dividends and distributions, the Trust’s total market return was −4.59 percent. IQI’s NYSE market price was at a 11.03 percent discount to its NAV. During the fiscal period, the Trust purchased and retired 435,555 shares of common stock at a weighted average market discount of 6.65 percent. Past performance is no guarantee of future results.

Monthly dividends for the fourth quarter of 2007, declared in September, decreased from $0.06 to $0.0575 per share. The dividend reflects the current level of the Trust’s net investment income. IQI’s level of undistributed net investment income was $0.013 per share on October 31, 2007 versus $0.037 per share 12 months earlier.1

Throughout the 12-month period, the Trust maintained a lower interest rate sensitivity (as measured by duration*), which was implemented through the use of a U.S. Treasury futures hedge and a Bond Market Association (BMA) interest rate swap. This defensive positioning benefited performance when rates were rising. However, in the last months of the period, as yields at the long end of the curve declined and the overall spread between short- and long-dated issues narrowed, this positioning detracted from relative performance. With regard to yield-curve positioning, we focused on the long end of the yield curve in an effort to capture more attractive yields. This strategy was also beneficial early in the period, but hindered overall performance as Fed easing in the latter months pushed short-term rates lower, causing the short end of the curve to outperform the long end for the overall period.

In terms of the Trust’s sector positioning, an overweight to the hospital/life care sector hindered returns. Over the course of the period, the performance of this sector waned as spreads widened. Security selection in the tobacco and health care sectors also hindered performance.

Conversely, an overweight to the public utility sector, particularly water and sewer bonds, was additive to performance. The flight to quality that took place during the period helped boost the performance of the more solid infrastructure sectors such as utilities and the Trust’s holdings there enhanced returns. The Trust’s overall emphasis on higher quality securities was also beneficial, particularly in the latter months of the period when the higher rated segment of the market outperformed lower rated bonds.

The Trust’s procedure for reinvesting all dividends and distributions in common shares is through purchases in the open market. This method helps support the market value of the Trust’s shares. In addition, we would like to remind you that the Trustees have approved a procedure whereby the Trust may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase. The Trust may also utilize procedures to reduce or eliminate the amount of Auction Rate Preferred Shares (ARPS) outstanding, including their purchase in the open market or in privately negotiated transactions.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. Investment return, net asset value and common share market price will fluctuate and Trust shares, when sold, may be worth more or less than their original cost.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Trust in the future.

[1]	Income earned by certain securities in the portfolio may be subject to the federal alternative minimum tax (AMT).
* A measure of the sensitivity of a bond’s price to changes in interest rates, expressed in years. Each year of duration represents an expected 1 percent change in the price of a bond for every 1 percent change in interest rates. The longer a bond’s duration, the greater the effect of interest-rate movements on its price. Typically, trusts with shorter durations perform better in rising-interest-rate environments, while trusts with longer durations perform better when rates decline. Duration calculations are adjusted for leverage.

TOP FIVE SECTORS
General Obligation	15.4%
Water & Sewer	13.2
Hospital	10.6
Transportation	9.6
Tobacco	7.0

LONG-TERM CREDIT ANALYSIS
Aaa/AAA	53.6%
Aa/AA	21.9
A/A	11.4
Baa/BBB	9.0
Ba/BB or Less	2.5
N/R	1.6

Data as of October 31, 2007. Subject to change daily. All percentages for top five sectors are as a percentage of total investments. All percentages for long-term credit analysis are as a percentage of total long-term investments. These data are provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

For More Information About Portfolio Holdings

Each Morgan Stanley trust provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the trust’s second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to trust shareholders and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley trust also files a complete schedule of portfolio holdings with the SEC for the trust’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s web site, http://www.sec.gov. You may also review and copy them at the SEC’s public reference room in Washington, DC. Information on the operation of the SEC’s public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-0102.

Distribution by Maturity
(% of Long-Term Portfolio) As of October 31, 2007

Weighted Average Maturity: 19 Years(a)

(a)	Where applicable maturities reflect mandatory tenders, puts and call dates.
Portfolio structure is subject to change.

Summary of Investments by State Classification as of October 31, 2007

California	29.0%
Texas	17.8
New York	17.5
New Jersey	11.5
Georgia	8.5
Florida	7.7
Hawaii	7.1
Indiana	7.1
Washington	5.6
Illinois	5.6
Arizona	5.0
South Carolina	4.7
Maryland	4.6
Pennsylvania	4.2
Michigan	4.2
Nevada	4.1
Ohio	3.2%
Tennessee	3.0
Nebraska	2.9
Colorado	2.7
District of Columbia	1.8
Kentucky	1.5
Virginia	1.5
Connecticut	1.4
North Carolina	1.4
Alabama	1.1
Missouri	1.1
Alaska	1.0
New Mexico	0.9
Montana	0.9
Kansas	0.8
North Dakota	0.8
Vermont	0.7%
Minnesota	0.6
Oklahoma	0.4
Idaho	0.3
Delaware	0.3
Total Long-Term Investments*	172.5
Short-Term Investment	3.3
Liability for Floating Rate Note Obligations	(18.1)
Other Assets in Excess of Liabilities	2.6
Preferred Shares of Beneficial Interest	(60.3)
Net Assets Applicable to Common Shareholders	100.0%

*	Does not include open long/short futures contracts with an underlying face amount of $99,067,329 with total unrealized depreciation of $226,727.

Call and Cost (Book) Yield Structure
(Based on Long-Term Portfolio) As of October 31, 2007

Years Bonds Callable—Weighted Average Call Protection: 6 Years

Cost (Book) Yield(c)—Weighted Average Book Yield: 5.2%

(a)	May include issues initially callable in previous years.
(b)	Less than 1%.
(c)	Cost or ‘‘book’’ yield is the annual income earned on a portfolio investment based on its original purchase price before the Trust’s operating expenses. For example, the Trust is earning a book yield of 6.9% on 1% of the long-term portfolio that is callable in 2007.
Portfolio structure is subject to change.

Morgan Stanley Quality Municipal Income Trust

Portfolio of Investments October 31, 2007

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE		VALUE
	Tax-Exempt Municipal Bonds (172.5%)
	Alabama (1.1%)
$3,700	University of Alabama, Ser 2004-A (MBIA Insd)	5.25%	07/01/22		$3,972,579
	Alaska (1.0%)
4,000	Northern Tobacco Securitization Corporation, Alaska, Asset Backed Ser 2006 A	5.00	06/01/46		3,403,880
	Arizona (5.0%)
2,000	Arizona Transportation Board, Highway Refg Ser 2002 A	5.25	07/01/19		2,156,840
3,000	Phoenix Civic Improvement Corporation, Arizona, Airport Ser 2002 B (AMT) (FGIC Insd)	5.25	07/01/32		3,060,660
3,800	Phoenix Civic Improvement Corporation, Arizona, Jr Lien Water Ser 2002 (FGIC Insd)	5.00	07/01/26		3,943,716
6,000	Salt River Project Agricultural Improvement & Power District, Arizona, 2002 Ser B	5.00	01/01/31		6,154,920
2,000	Surprise Municipal Property Corporation, Arizona, Ser 2007	4.90	04/01/32		1,933,580
					17,249,716
	California (29.0%)
10,000	California Economic Recovery, Ser 2004 A	5.00	07/01/16		10,504,500
2,000	California Health Facilities Financing Authority, Cedars-Sinai Medical Center Ser 2005	5.00	11/15/34		2,005,860
2,000	California Health Facilities Financing Authority, Kaiser Permanente Ser 2006 A	5.25	04/01/39		2,037,360
5,000	California Infrastructure & Economic Development Bank, Bay Area Toll Bridges Seismic Retrofit First Lien Ser 2003 A (AMBAC Insd)	5.00	01/01/28	†	5,450,800
3,000	California Infrastructure & Economic Development Bank, The Scripps Research Institute Ser 2005 A	5.00	07/01/29		3,087,360
6,000	California Pollution Control Financing Authority, Keller Canyon Landfill Co/Browning-Ferris Industries Inc Ser 1992 (AMT)	6.875	11/01/27		6,013,140
5,000	California Statewide Communities Development, John Muir Health Ser 2006 A	5.00	08/15/32		5,022,600
4,000	California Statewide Communities Development, Baptist University Ser 2007 A	5.40	11/01/27		3,959,000
5,000	California, Various Purpose Dtd 05/01/03	5.25	02/01/19		5,324,250
16,000	California, Various Purpose Dtd 11/01/06 ##	4.50	10/01/36		14,794,560
6,000	Golden State Tobacco Securitization Corporation, California, Enhanced Asset Backed Ser 2005 A (AMBAC Insd)	5.00	06/01/29		6,111,600
4,000	Golden State Tobacco Securitization Corporation, California, Enhanced Asset Backed Ser 2007 A	5.75	06/01/47		3,840,400

See Notes to Financial Statements

Morgan Stanley Quality Municipal Income Trust

Portfolio of Investments October 31, 2007 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
$8,000	Golden State Tobacco Securitization Corporation, California, Enhanced Asset Backed Ser 2007 A-1	5.125%	06/01/47	$7,037,440
4,000	Los Angeles, California, Ser 2004 A (MBIA Insd)	5.00	09/01/24	4,185,960
4,000	Port of Oakland, California, Ser 2002 L (AMT) (FGIC Insd)	5.00	11/01/32	4,029,880
3,720	San Diego County Water Authority, California, Ser 2002 A COPs (MBIA Insd)	5.00	05/01/27	3,850,758
1,000	San Diego County, Burnham Institute for Medical Research Ser 2006 COPs	5.00	09/01/34	953,790
16,000	Silicon Valley Tobacco Securitization Authority Tobacco Settlement, Santa Clara Tobacco Securitization Corp Ser 2007	0.00	06/01/36	2,429,120
5,000	Tobacco Securitization Authority of Northern California, Sacramento County Tobacco Securitization Corporation Ser 2006 A-1	5.00	06/01/37	4,421,150
2,600	University of California, Ser 2007-J (FSA Insd) ##	4.50	05/15/31	2,542,326
2,400	University of California, Ser 2007-J (FSA Insd) ##	4.50	05/15/35	2,346,762
				99,948,616
	Colorado (2.7%)
1,750	Boulder County, Colorado, University Corp for Atmospheric Research Ser 2002 (MBIA Insd)	5.375	09/01/18	1,873,357
1,750	Boulder County, Colorado, University Corp for Atmospheric Research Ser 2002 (MBIA Insd)	5.375	09/01/21	1,873,357
2,000	Colorado Educational & Cultural Facilities Authority, Peak to Peak Charter School Refg & Impr Ser 2004 (XLCA Insd)	5.25	08/15/34	2,085,000
2,000	Colorado Health Facilities Authority, Adventist/Sunbelt Ser 2006 D	5.25	11/15/35	2,038,140
1,590	Denver Convention Center Hotel Authority, Colorado, Refg Ser 2006 (XLCA Insd)	5.00	12/01/30	1,637,032
				9,506,886
	Connecticut (1.4%)
5,000	Connecticut Housing Finance Authority, SubSer A-2 (Amt)	5.15	05/15/38	5,017,400
	Delaware (0.3%)
1,000	New Castle County, Delaware, Newark Charter School Inc Ser 2006	5.00	09/01/36	920,600
	District of Columbia (1.8%)
6,000	District of Columbia Ballpark, Ser 2006 B-1 (FGIC Insd)	5.00	02/01/31	6,152,460
	Florida (7.7%)
3,000	Broward County School Board, Florida, Ser 2001 A COPs (FSA Insd)	5.00	07/01/26	3,065,490
3,500	Broward County, Florida, Water & Sewer Utility Ser 2003 (MBIA Insd)	5.00	10/01/24	3,650,255

See Notes to Financial Statements

Morgan Stanley Quality Municipal Income Trust

Portfolio of Investments October 31, 2007 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
$3,000	Highlands County Health Facilities Authority, Florida, Adventist Health/Sunbelt Ser 2006 C	5.25%	11/15/36	$3,063,780
3,300	Jacksonville Electric Authority, Florida, St Johns Power Park Refg Issue 2 Ser 17	5.00	10/01/18	3,432,396
1,500	Lee County Industrial Development Authority, Florida, Shell Point Village/The Alliance Community for Retirement Living Inc, Ser 2006	5.125	11/15/36	1,409,550
12,000	South Miami Health Facilities Authority, Florida, Baptist Health South Florida Ser 2007 ##	5.00	08/15/42	12,040,620
				26,662,091
	Georgia (8.5%)
3,000	Atlanta, Georgia, Airport Ser 2004 J (FSA Insd)	5.00	01/01/34	3,075,120
10,000	Augusta, Georgia, Water & Sewerage Ser 2000 (FSA Insd)	5.25	10/01/30	10,589,900
6,000	Georgia State Road & Tollway Authority, Ser 2004	5.00	10/01/22	6,316,380
9,000	Georgia State Road & Tollway Authority, Ser 2004	5.00	10/01/23	9,464,400
				29,445,800
	Hawaii (7.1%)
5,000	Hawaii, 1992 Ser BZ	6.00	10/01/10	5,350,000
8,000	Hawaii, 1992 Ser BZ	6.00	10/01/11	8,718,160
10,000	Honolulu City & County, Hawaii, Ser 2003 A (MBIA Insd) ##	5.25	03/01/26	10,555,100
				24,623,260
	Idaho (0.3%)
125	Idaho Housing Agency, 1992 Ser E (AMT)	6.75	07/01/12	126,853
1,015	Idaho Housing & Finance Association, 2000 Ser E (AMT)	6.00	01/01/32	1,034,691
				1,161,544
	Illinois (5.6%)
4,000	Chicago, Illinois, O’Hare Int’l Airport Third Lien Ser 2003 B-2 (AMT) (FSA Insd)	5.75	01/01/23	4,279,680
4,000	Cook County, Illinois, Ser 1992 C (FGIC Insd)	6.00	11/15/09	4,202,720
2,225	Illinois Housing Development Authority, Ser I	6.625	09/01/12	2,229,895
6,000	Illinois, First Ser 2002 (MBIA Insd)	5.375	07/01/20	6,404,280
2,000	Schaumburg, Illinois, Ser 2004 B (FGIC Insd)	5.25	12/01/34	2,094,360
				19,210,935

See Notes to Financial Statements

Morgan Stanley Quality Municipal Income Trust

Portfolio of Investments October 31, 2007 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE		VALUE
	Indiana (7.1%)
$10,000	Indiana Bond Bank, Revolving Fund Ser 2001 A	5.00%	02/01/23		$10,360,000
6,000	Indiana Health & Educational Facility Financing Authority, Clarian Health Ser 2006 A	5.25	02/15/40		6,059,760
6,335	Indiana Transportation Finance Authority, Highway Ser 2000 (FGIC Insd)	5.375	12/01/10	†	6,691,470
1,400	Marion County Convention & Recreational Facilities Authority, Indiana, Refg Ser 2003 A (AMBAC Insd)	5.00	06/01/21		1,470,812
					24,582,042
	Kansas (0.8%)
3,000	University of Kansas Hospital Authority, KU Health Ser 2002	4.50	09/01/32		2,743,980
	Kentucky (1.5%)
5,000	Louisville & Jefferson County Metropolitan Sewer District, Kentucky, Ser 1999 A (FGIC Insd)	5.75	05/15/33		5,227,750
	Maryland (4.6%)
2,000	Baltimore County, Maryland, Oak Crest Village Ser 2007 A	5.00	01/01/37		1,924,180
3,000	Maryland Health & Higher Educational Facilities Authority, King Farm Presbyterian Community 2006 Ser B	5.00	01/01/17		2,927,670
5,000	Maryland Health & Higher Educational Facilities Authority, University of Maryland Medical Ser 2001	5.25	07/01/28		5,299,300
1,500	Maryland Health & Higher Educational Facilities Authority, University of Maryland Medical Ser 2002	6.00	07/01/32		1,658,385
2,000	Maryland Health & Higher Educational Facilities Authority, University of Maryland Medical Ser 2006 A	5.00	07/01/41		1,971,000
2,000	Northeast Maryland Waste Disposal Authority, Montgomery County Ser 2003 (AMT) (AMBAC Insd)	5.50	04/01/16		2,131,500
					15,912,035
	Michigan (4.2%)
6,000	Michigan Hospital Finance Authority, Henry Ford Health Refg Ser 2006 A	5.25	11/15/46		6,063,540
5,000	Michigan Strategic Fund, Detroit Edison Co Ser 2001 C (AMT)	5.65	09/01/29		5,134,150
3,000	Wayne County, Michigan, Detroit Metropolitan Wayne County Airport Refg Ser 2002 D (AMT) (FGIC Insd)	5.50	12/01/17		3,180,270
					14,377,960
	Minnesota (0.6%)
2,000	Western Minnesota Municipal Power Agency, 2003 Ser A (MBIA Insd)	5.00	01/01/30		2,055,920

See Notes to Financial Statements

Morgan Stanley Quality Municipal Income Trust

Portfolio of Investments October 31, 2007 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Missouri (1.1%)
$2,250	Gravois Bluffs Transportation Development District, Missouri, Sales Tax Ser 2007	4.75%	05/01/32	$2,202,795
1,500	Missouri Health & Educational Facilities Authority, Lutheran Senior Services Ser 2005 A	5.375	02/01/35	1,507,905
210	Missouri Housing Development Commission, Homeownership Ser 2000 B-1 (AMT)	6.25	03/01/31	214,477
				3,925,177
	Montana (0.9%)
3,035	Montana Board of Housing, 2000 Ser B (AMT)	6.00	12/01/29	3,058,370
	Nebraska (2.9%)
10,000	Nebraska Investment Financial Authority, Single Family Housing Revenue Ser 2007 E (AMT) ##	5.15	09/01/38	10,016,100
	Nevada (4.1%)
2,000	Clark County, Nevada, Airport SubLien Ser 2004 A-1 (AMT) (FGIC Insd)	5.50	07/01/20	2,123,420
1,000	Clark County, Nevada, Jet Aviation Fuel Tax Ser 2003 C (AMT) (AMBAC Insd)	5.375	07/01/19	1,048,370
1,100	Clark County, Nevada, Jet Aviation Fuel Tax Ser 2003 C (AMT) (AMBAC Insd)	5.375	07/01/20	1,150,908
2,000	Clark County, Nevada, Jet Aviation Fuel Tax Ser 2003 C (AMT) (AMBAC Insd)	5.375	07/01/22	2,083,300
5,345	Las Vegas Valley Water District, Nevada, Water Impr Refg Ser 2003 A (FGIC Insd)	5.25	06/01/20	5,688,577
2,000	Reno, Nevada, Renown Regional Medical Center Ser 2007 A	5.25	06/01/37	2,017,140
				14,111,715
	New Jersey (11.5%)
2,000	New Jersey Economic Development Authority, Cigarette Tax Ser 2004	5.75	06/15/29	2,096,760
1,565	New Jersey Housing Mortgage Finance Authority, Home Buyer Ser 2000 CC (AMT) (MBIA Insd)	5.875	10/01/31	1,593,937
5,000	New Jersey Transportation Trust Fund Authority, 1999 Ser A	5.75	06/15/20	5,702,900
12,000	New Jersey Turnpike Authority, Ser 2003 A (FGIC Insd) †††	5.00	01/01/27	12,447,720
10,000	Passaic Valley Sewerage Commissioners, New Jersey, Ser F (FGIC Insd)	5.00	12/01/20	10,570,900
5,000	Tobacco Settlement Financing Corporation, New Jersey, Ser 2007-1A	4.625	06/01/26	4,414,250

See Notes to Financial Statements

Morgan Stanley Quality Municipal Income Trust

Portfolio of Investments October 31, 2007 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
$6,000	Tobacco Settlement Financing Corporation, New Jersey, Ser 2007-1B	0.00%		06/01/41	$663,600
2,000	University of Medicine & Dentistry, New Jersey, Ser 2004 COPs (MBIA Insd)	5.25		06/15/23	2,123,180
					39,613,247
	New Mexico (0.9%)
3,000	Rio Rancho, New Mexico, Water & Wastewater Refg Ser 1999 (AMBAC Insd)	5.25		05/15/19	3,067,320
	New York (17.5%)
10,000	Metropolitan Transportation Authority, New York, Transportation Refg Ser 2002 A (FGIC Insd)	5.00		11/15/25	10,396,100
5,000	Nassau County Tobacco Settlement Corporation, New York, Ser 2006 A-3	5.125		06/01/46	4,754,450
3,500	New York City Municipal Water Finance Authority, New York, Ser A-2003	5.375		06/15/19	3,744,510
18,000	New York City Municipal Water Finance Authority, New York, 2002 Ser B	5.00		06/15/26	18,594,360
10,000	New York City Municipal Water Finance Authority, New York, 2004 Ser A	5.00		06/15/35	10,228,000
2,000	Seneca Nation of Indians, New York, Ser 2007 A	5.00	#	12/01/23	1,907,600
5,000	Tobacco Settlement Financing Corporation, New York, State Contingency Ser 2003 B-1C	5.50		06/01/17	5,272,650
5,000	Triborough Bridge & Tunnel Authority, New York, Refg 2002 E (MBIA Insd)	5.25		11/15/22	5,327,200
					60,224,870
	North Carolina (1.4%)
4,500	Charlotte, North Carolina, Water & Sewer Ser 2001	5.125		06/01/26	4,675,185
	North Dakota (0.8%)
2,750	Ward County, North Dakota, Trinity Ser 2006	5.125		07/01/29	2,721,428
	Ohio (3.2%)
5,370	Cuyahoga County, Ohio, Cleveland Clinic Ser 2003 A	6.00		01/01/32	5,841,325
3,000	Lorain County, Ohio, Catholic Healthcare Partners Ser 2001 A	5.625		10/01/17	3,161,070
2,000	Ohio State University, General Receipts Ser 2002 A	5.125		12/01/31	2,076,500
					11,078,895
	Oklahoma (0.4%)
1,500	Oklahoma Development Finance Authority, Oklahoma, Great Plains Medical Center Ser 2007	5.125		12/01/36	1,436,580

See Notes to Financial Statements

Morgan Stanley Quality Municipal Income Trust

Portfolio of Investments October 31, 2007 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE		VALUE
	Pennsylvania (4.2%)
$4,000	Allegheny County Redevelopment Authority, Pennsylvania, West Penn Allegheny Health Ser 2007 A ##	5.375%	11/15/40		$3,856,400
10,000	Pennsylvania, First Ser 2003 (MBIA Insd) ##	5.00	01/01/13	†	10,671,200
					14,527,600
	South Carolina (4.7%)
3,000	Charleston Educational Excellence Financing Corporation, South Carolina, Charleston County School District Ser 2005	5.25	12/01/29		3,139,560
70	Lexington County, South Carolina, Health Services District, Lexmed Inc, Ser 2007 A	5.00	11/01/16		72,883
5,000	South Carolina Public Service Authority, Refg Ser 2002 D (FSA Insd)	5.00	01/01/20		5,239,350
7,000	South Carolina Public Service Authority, Refg Ser 2003 A (AMBAC Insd)	5.00	01/01/22		7,325,780
345	Richland County, Environmental Improvement Revenue, South Carolina, International Paper Company Ser 2007 A	4.60	09/01/12		347,881
					16,125,454
	Tennessee (3.0%)
2,000	Sullivan County Health Educational & Housing Facilities Board, Tennessee, Wellmont Health Ser 2006 C	5.25	09/01/36		1,974,960
8,000	Tennessee Energy Acquisition Corporation, Ser 2006 A ##	5.25	09/01/19		8,281,360
					10,256,320
	Texas (17.8%)
2,000	Alliance Airport Authority, Texas, Federal Express Corp Refg Ser 2006 (AMT)	4.85	04/01/21		1,974,880
10,000	Austin, Texas, Water & Wastewater Refg Ser 2001 A & B (FSA Insd) ##	5.125	05/15/27		10,184,840
3,000	Brazos River Authority, Texas, TXU Electric Co Ser 1999 C (AMT)	7.70	03/01/32		3,245,070
6,000	Houston, Texas, Airport Sub Lien Ser 2000 A (AMT) (FSA Insd)	5.875	07/01/17		6,257,580
5,000	Houston, Texas, Airport Sub Lien Ser 2000 A (AMT) (FSA Insd)	5.625	07/01/30		5,163,000
15,000	Houston, Texas, Combined Utility First Lien Refg 2004 Ser A (FGIC Insd)	5.25	05/15/23		15,953,850
2,350	Northside Independent School District, Texas, Bldg & Refg Ser 2001 (PSF)	5.00	02/15/26		2,415,777
13,960	San Antonio, Texas, Water & Refg Ser 2001 (FGIC Insd)	5.00	05/15/26		14,233,756
2,000	Tarrant County Cultural Educational Facilities Finance Corp, Texas, Air Force Village II Inc Ser 2007	5.125	05/15/37		1,929,220
					61,357,973

See Notes to Financial Statements

Morgan Stanley Quality Municipal Income Trust

Portfolio of Investments October 31, 2007 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Vermont (0.7%)
$2,500	Vermont Economic Development Authority, Wake Robin Corp Ser 2006 A	5.375%		05/01/36	$2,376,075
	Virginia (1.5%)
2,000	Fairfax County Economic Development Authority, Virginia, Goodwin House Inc Ser 2007	5.125		10/01/42	1,923,000
1,450	Henrico County Economic Development Authority Residential Care Facilities, Virginia, Westminister Canterbury Management Corp	5.00		10/01/27	1,416,867
1,750	Henrico County Economic Development Authority Residential Care Facilities, Virginia, Westminister Canterbury Management Corp	5.00		10/01/35	1,672,632
					5,012,499
	Washington (5.6%)
7,000	Energy Northwest, Washington, Columbia Refg Ser 2001 C (MBIA Insd)	5.75		07/01/18	7,586,040
5,000	Grant County Public Utility District #2, Washington, Electric Refg Ser 2001 H (FSA Insd)	5.375		01/01/18	5,236,750
4,010	Port of Seattle, Washington, Passenger Facility Ser 1998 A (MBIA Insd) ##	5.00		12/01/23	4,074,600
2,500	Spokane School District #81, Washington, Ser 2005 (MBIA Insd)	0.00	††	06/01/23	2,469,575
					19,366,965
	Total Tax-Exempt Municipal Bonds (Cost $582,955,169)				595,127,227

NUMBER OF SHARES (000)
	Short-Term Investment (a) (3.3%)
	Investment Company
11,224	Morgan Stanley Institutional Liquidity Tax-Exempt Portfolio – Institutional Class (Cost $11,224,388)	11,224,388
	Total Investments (Cost $594,179,557)	606,351,615

PRINCIPAL AMOUNT IN THOUSANDS
	Floating Rate Note and Dealer Trust Obligations Related to Securities Held (−18.1%)
$(62,260)	Notes with interest rates ranging from 3.42% to 3.65% at October 31, 2007 and contractual maturities of collateral ranging from 01/01/13 to 08/15/42 ### (Cost $(62,260,000))		(62,260,000)
	Total Net Investments (Cost $531,919,557) (b) (c)	157.7%	544,091,615
	Other Assets in Excess of Liabilities	2.6	8,951,844
	Preferred Shares of Beneficial Interest	(60.3)	(208,090,403)
	Net Assets Applicable to Common Shareholders	100.0%	$344,953,056

See Notes to Financial Statements

Morgan Stanley Quality Municipal Income Trust

Portfolio of Investments October 31, 2007 continued

Note:	The categories of investments are shown as a percentage of net assets applicable to common shareholders.
AMT	Alternative Minimum Tax.
COPs	Certificates of Participation.
PSF	Texas Permanent School Fund Guarantee Program.
†	Prerefunded to call date shown.
††	Security is a ‘‘step-up’’ bond where the coupon increases on a predetermined future date.
†††	A portion of this security has been physically segregated in connection with open futures contracts in the amount of $562,680.
#	Resale restricted to qualified institutional investors.
##	Underlying security related to inverse floaters entered into by the Trust. (See Note 1D)
###	Floating rate note obligations related to securities held. The interest rates shown reflect the rates in effect at October 31, 2007.
(a)	See Note 3 to the financial statements regarding investments in Morgan Stanley Institutional Liquidity Tax-Exempt Portfolio – Institutional Class.
(b)	Securities have been designated as collateral in an amount equal to $94,882,349 in connection with open futures contract.
(c)	The aggregate cost for federal income tax purposes is $531,829,238. The aggregate gross unrealized appreciation is $18,504,097 and the aggregate gross unrealized depreciation is $6,241,720, resulting in net unrealized appreciation of $12,262,377.
Bond Insurance:
AMBAC	AMBAC Assurance Corporation.
FGIC	Financial Guaranty Insurance Company.
FSA	Financial Security Assurance Inc.
MBIA	Municipal Bond Investors Assurance Corporation.
XLCA	XL Capital Assurance Inc.

Futures Contracts Open at October 31, 2007:

NUMBER OF CONTRACTS	LONG/SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED DEPRECIATION
89	Long	U.S. Treasury Notes 10 Year December 2005	$9,791,391	$(14,182)
255	Short	U.S. Treasury Notes 30 Year December 2007	(28,711,406)	(100,750)
406	Short	U.S. Treasury Notes 5 Year December 2007	(43,581,563)	(105,648)
82	Short	U.S. Treasury Notes 2 Year	(16,982,969)
		December 2007		(6,147)
	Total Unrealized Depreciation			$(226,727)

See Notes to Financial Statements

Morgan Stanley Quality Municipal Income Trust

Financial Statements

Statement of Assets and Liabilities

October 31, 2007

Assets:
Investments in securities, at value (cost $582,955,169)	$595,127,227
Investments in affiliate, at value (cost $11,224,388)	11,224,388
Cash	294
Receivable for:
Interest	8,915,051
Variation margin	426,302
Dividends from affiliate	24,390
Prepaid expenses and other assets	23,138
Total Assets	615,740,790
Liabilities:
Floating rate note and dealer trust obligations	62,260,000
Payable for:
Investment advisory fee	134,173
Common shares of beneficial interest repurchased	88,937
Administration fee	40,176
Transfer agent fee	2,221
Accrued expenses and other payables	171,824
Total Liabilities	62,697,331
Preferred shares of beneficial interest, (at liquidation value) (1,000,000 shares authorized of non-participating $.01 par value, 4,160 shares outstanding)	208,090,403
Net Assets Applicable to Common Shareholders	$344,953,056
Composition of Net Assets Applicable to Common Shareholders:
Common shares of beneficial interest (unlimited shares authorized of $.01 par value, 23,786,843 shares outstanding)	333,010,317
Net unrealized appreciation	11,945,331
Accumulated undistributed net investment income	317,115
Accumulated net realized loss	(319,707)
Net Assets Applicable to Common Shareholders	$344,953,056
Net Asset Value Per Common Share ($344,953,056 divided by 23,786,843 common shares outstanding)	$14.50

See Notes to Financial Statements

Morgan Stanley Quality Municipal Income Trust

Financial Statements continued

Statement of Operations

For the year ended October 31, 2007

Net Investment Income:
Income
Interest	$29,546,558
Dividends from affiliate	103,334
Total Income	29,649,892
Expenses
Interest and residual trust expenses	2,039,235
Investment advisory fee	1,531,774
Auction commission fees	520,552
Administration fee	453,859
Shareholder reports and notices	103,291
Professional fees	66,662
Auction agent fees	45,331
Transfer agent fees and expenses	34,171
Custodian fees	26,932
Listing fees	20,413
Trustees’ fees and expenses	14,238
Other	96,267
Total Expenses	4,952,725
Less: amounts waived/reimbursed	(2,949)
Less: expense offset	(13,417)
Net Expenses	4,936,359
Net Investment Income	24,713,533
Net Realized and Unrealized Gain (Loss):
Net Realized Gain (Loss) on:
Investments	1,257,383
Futures contracts	(1,576,829)
Swap contracts	(207,151)
Net Realized Loss	(526,597)
Net Change in Unrealized Appreciation/Depreciation on:
Investments	(18,608,641)
Futures contracts	(19,817)
Swap contracts	387,918
Net Change in Unrealized Appreciation/Depreciation	(18,240,540)
Net Loss	(18,767,137)
Dividends to preferred shareholders from net investment income	(8,061,784)
Net Decrease	$(2,115,388)

See Notes to Financial Statements

Morgan Stanley Quality Municipal Income Trust

Financial Statements continued

Statements of Changes in Net Assets

	FOR THE YEAR ENDED OCTOBER 31, 2007	FOR THE YEAR ENDED OCTOBER 31, 2006
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$24,713,533	$24,784,235
Net realized gain (loss)	(526,597)	5,699,422
Net change in unrealized appreciation/depreciation	(18,240,540)	3,608,582
Dividends to preferred shareholders from net investment income	(8,061,784)	(6,627,799)
Net Increase (Decrease)	(2,115,388)	27,464,440
Dividends and Distributions to Common Shareholders from:
Net investment income	(17,236,605)	(20,347,206)
Net realized gain	(3,902,944)	(6,385,482)
Total Dividends and Distributions	(21,139,549)	(26,732,688)
Decrease from transactions in common shares of beneficial interest	(6,039,226)	(11,978,771)
Net Decrease	(29,294,163)	(11,247,019)
Net Assets Applicable to Common Shareholders:
Beginning of period	374,247,219	385,494,238
End of Period (Including accumulated undistributed net investment income of $317,115 and $902,033, respectively)	$344,953,056	$374,247,219

See Notes to Financial Statements

Morgan Stanley Quality Municipal Income Trust

Notes to Financial Statements October 31, 2007

1.   Organization and Accounting Policies

Morgan Stanley Quality Municipal Income Trust (the ‘‘Trust’’) is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The Trust’s investment objective is to provide current income which is exempt from federal income tax. The Trust was organized as a Massachusetts business trust on March 12, 1992 and commenced operations on September 29, 1992.

The following is a summary of significant accounting policies:

A.   Valuation of Investments — (1) portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service uses both a computerized grid matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the mean between the last reported bid and asked price. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. The Trustees believe that timely and reliable market quotations are generally not readily available for purposes of valuing tax-exempt securities and that the valuations supplied by the pricing service are more likely to approximate the fair value of such securities; (2) futures are valued at the latest sale price on the commodities exchange on which they trade unless it is determined that such price does not reflect their market value, in which case they will be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Trustees; (3) interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statement of Operations; (4) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B.   Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily.

C.   Futures Contracts — A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Trust is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Trust agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are

Morgan Stanley Quality Municipal Income Trust

Notes to Financial Statements October 31, 2007 continued

recorded by the Trust as unrealized gains and losses. Upon closing of the contract, the Trust realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

D.   Floating Rate Note and Dealer Trusts Obligations Related to Securities Held — The Trust enters into transactions in which it transfers to Dealer Trusts (‘‘Dealer Trusts’’), fixed rate bonds in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate investments. The Dealer Trusts fund the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interest in the bonds. The Trust enters into shortfall agreements with the Dealer Trusts which commit the Trust to pay the Dealer Trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the Dealer Trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the Trust (inverse floating rate investments) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Trust, thereby collapsing the Dealer Trusts. The Trust accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption ‘‘floating rate note and dealer trust obligations’’ on the Statement of Assets and Liabilities. The Trust records the interest income from the fixed rate bonds under the caption ‘‘Interest Income’’ and records the expenses related to floating rate note obligations and any administrative expenses of the Dealer Trusts under the caption ‘‘Interest and residual trust expenses’’ in the Trust’s Statement of Operations. The notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. At October 31, 2007, Trust investments with a value of $89,363,868 are held by the Dealer Trusts and serve as collateral for the $62,260,000 in floating rate note and dealer trusts obligations outstanding at that date. Contractual maturities of the floating rate note obligations and interest rates in effect at October 31, 2007 are presented in the Portfolio of Investments.

E.   Interest Rate Swaps — Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. Net periodic interest payments to be received or paid are accrued daily and are recorded as realized gains or losses in the Statement of Operations.

F.   Federal Income Tax Policy — It is the Trust’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

G.   Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

Morgan Stanley Quality Municipal Income Trust

Notes to Financial Statements October 31, 2007 continued

H.   Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2.   Investment Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement with Morgan Stanley Investment Advisors Inc. (the ‘‘Investment Adviser’’), the Trust pays an advisory fee, calculated weekly and payable monthly, by applying the annual rate of 0.27% to the Trust’s weekly total net assets including preferred shares.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the ‘‘Administrator’’), an affiliate of the Investment Adviser, the Trust pays an administration fee, calculated weekly and payable monthly, by applying the annual rate of 0.08% to the Trust’s weekly total net assets including preferred shares.

Under an agreement between the Administrator and State Street Bank and Trust Company (‘‘State Street’’), State Street provides certain administrative services to the Trust. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Trust.

3.   Security Transactions and Transactions with Affiliates

The Trust invests in Morgan Stanley Institutional Liquidity Tax-Exempt Portfolio – Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Trust are reduced by an amount equal to the advisory and administrative services fees paid by Morgan Stanley Institutional Liquidity Tax-Exempt Portfolio – Institutional Class with respect to assets invested by the Trust in Morgan Stanley Institutional Liquidity Tax-Exempt Portfolio – Institutional Class. For the year ended October 31, 2007, advisory fees paid were reduced by $2,949 relating to the Trust’s investment in Morgan Stanley Institutional Liquidity Tax-Exempt Portfolio – Institutional Class. Income distributions earned by the Trust are recorded as dividends from affiliate in the Statement of Operations and totaled $103,334 for the year ended October 31, 2007. During the year ended October 31, 2007, cost of purchases and sales in investments in Morgan Stanley Institutional Liquidity Tax-Exempt Portfolio – Institutional Class aggregated $47,271,922 and $36,047,534, respectively.

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended October 31, 2007 aggregated $166,792,824 and $94,861,644, respectively.

Effective September 28, 2007, the transfer agent services previously provided to the Trust by Morgan Stanley Trust was assumed by Computershare Trust Company, N.A. (the ‘‘Transfer Agent’’).

The Trust has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Trust who will have served as independent Trustees for at least five years at the time of

Morgan Stanley Quality Municipal Income Trust

Notes to Financial Statements October 31, 2007 continued

retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the year ended October 31, 2007, included in Trustees’ fees and expenses in the Statement of Operations amounted to $4,847. At October 31, 2007, the Trust had an accrued pension liability of $53,349 which is included in accrued expenses in the Statement of Assets and Liabilities.

The Trust has an unfunded Deferred Compensation Plan (the ‘‘Compensation Plan’’) which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Trust.

4.   Preferred Shares of Beneficial Interest

The Trust is authorized to issue up to 1,000,000 non-participating preferred shares of beneficial interest having a par value of $.01 per share, in one or more series, with rights as determined by the Trustees, without approval of the common shareholders. The Trust has issued Series 1 through 5 Auction Rate Preferred Shares (‘‘preferred shares’’) which have a liquidation value of $50,000 per share plus the redemption premium, if any, plus accumulated but unpaid dividends, whether or not declared, thereon to the date of distribution. The Trust may redeem such shares, in whole or in part, at the original purchase price of $50,000 per share plus accumulated but unpaid dividends, whether or not declared, thereon to the date of redemption.

Dividends, which are cumulative, are reset through auction procedures.

SERIES	SHARES*	AMOUNT IN THOUSANDS*	RATE*	RESET DATE	RANGE OF DIVIDEND RATES**
1	1,120	$56,000	3.50%	11/07/07	3.45% – 4.10%
2	400	20,000	3.55	11/01/07	2.89 – 4.00
3	1,120	56,000	3.55	11/01/07	3.45 – 4.00
4	1,120	56,000	3.60	11/01/07	3.44 – 4.05
5	400	20,000	3.49	11/02/07	3.40 – 4.05

*	As of October 31, 2007.
**	For the year ended October 31, 2007.

Subsequent to October 31, 2007 and up through December 7, 2007, the Trust paid dividends to each of the Series 1 through 5 at rates ranging from 3.29% to 4.60% in the aggregate amount of $859,594.

Morgan Stanley Quality Municipal Income Trust

Notes to Financial Statements October 31, 2007 continued

The Trust is subject to certain restrictions relating to the preferred shares. Failure to comply with these restrictions could preclude the Trust from declaring any distributions to common shareholders or purchasing common shares and/or could trigger the mandatory redemption of preferred shares at liquidation value.

The preferred shares, which are entitled to one vote per share, generally vote with the common shares but vote separately as a class to elect two Trustees and on any matters affecting the rights of the preferred shares.

5.   Common Shares of Beneficial Interest

Transactions in common shares of beneficial interest were as follows:

	SHARES	PAR VALUE	CAPITAL PAID IN EXCESS OF PAR VALUE
Balance, October 31, 2005	25,066,098	$250,661	$350,777,653
Treasury shares purchased and retired (weighted average discount 6.77%)*	(843,700)	(8,437)	(11,970,334)
Balance, October 31, 2006	24,222,398	242,224	338,807,319
Treasury shares purchased and retired (weighted average discount 6.65%)*	(435,555)	(4,356)	(6,034,870)
Balance, October 31, 2007	23,786,843	$237,868	$332,772,449

*	The Trustees have voted to retire the shares purchased.

6.   Dividends to Common Shareholders

On September 25, 2007, the Trust declared the following dividends from net investment income:

AMOUNT PER SHARE	RECORD DATE	PAYABLE DATE
$0.0575	November 9, 2007	November 23, 2007
$0.0575	December 7, 2007	December 21, 2007

7.   Expense Offset

The expense offset represents a reduction of the fees and expenses for interest earned on cash balances maintained by the Trust with the transfer agent and custodian.

8.   Purposes of and Risks Relating to Certain Financial Instruments

The Trust may invest a portion of its assets in inverse floating rate instruments, either through outright purchases of inverse floating rate securities or through the transfer of bonds to Dealer Trusts in exchange for cash and residual interest in the Dealer Trusts. These investments are typically used by the Trust in seeking to enhance the yield of the portfolio. These instruments typically involve greater risks than a fixed rate municipal bond. In particular, these instruments are acquired through leverage or may have leverage embedded in them

Morgan Stanley Quality Municipal Income Trust

Notes to Financial Statements October 31, 2007 continued

and therefore involve many of the risks associated with leverage. Leverage is a speculative technique that may expose the Trust to greater risk and increased costs. Leverage may cause the Trust’s net asset value to be more volatile than if it had not been leveraged because leverage tends to magnify the effect of any increases or decreases in the value of the Trust’s portfolio securities. The use of leverage may also cause the Trust to liquidate portfolio positions when it may not be advantageous to do so in order to satisfy its obligations with respect to inverse floating rate instruments.

To hedge against adverse interest rate changes, the Trust may invest in financial futures contracts or municipal bond index futures contracts (‘‘futures contracts’’).

These futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Trust bears the risk of an unfavorable change in the value of the underlying securities. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

The Trust may enter into interest rate swaps and may purchase or sell interest rate caps, floors and collars. The Trust expects to enter into these transactions primarily to manage interest rate risk, hedge portfolio positions and preserve a return or spread on a particular investment or portion of its portfolio. The Trust may also enter into these transactions to protect against any increase in the price of securities the Trust anticipates purchasing at a later date. Interest rate swap transactions are subject to market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk. Such risks may exceed the related amounts shown in the Statement of Assets and Liabilities.

9.   Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These ‘‘book/tax’’ differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

Morgan Stanley Quality Municipal Income Trust

Notes to Financial Statements October 31, 2007 continued

The tax character of distributions paid was as follows:

	FOR THE YEAR ENDED OCTOBER 31, 2007	FOR THE YEAR ENDED OCTOBER 31, 2006
Tax-exempt income	$25,245,579	$27,112,379
Long-term capital gains	3,902,938	6,385,476
Total distributions	$29,148,517	$33,497,855

As of October 31, 2007, the tax-basis components of accumulated earnings were as follows:

Undistributed tax-exempt income	$374,758
Undistributed long-term gains	—
Net accumulated earnings	374,758
Capital loss carryforward*	(546,258)
Temporary differences	(148,138)
Net unrealized appreciation	12,262,377
Total accumulated earnings	$11,942,739

* As of October 31, 2007, the Trust had a net capital loss carryforward of $546,258 which will expire on October 31, 2015 to offset future capital gains to the extent provided by regulations.

As of October 31, 2007, the Trust had temporary book/tax differences primarily attributable to book amortization of discounts on debt securities, mark-to-market of open futures contracts and dividend payable.

Permanent differences, due to tax adjustments on debt securities sold by the Trust, resulted in the following reclassifications among the Trust’s components of net assets at October 31, 2007:

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME	ACCUMULATED NET REALIZED LOSS	PAID-IN-CAPITAL
($62)	$62	$—

10.   Accounting Pronouncements

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for fiscal years beginning after

Morgan Stanley Quality Municipal Income Trust

Notes to Financial Statements October 31, 2007 continued

December 15, 2006 and is to be applied to all open tax years as of the effective date. The impact to the Trust’s financial statements, if any, is currently being assessed.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Trust’s financial statement disclosures.

Morgan Stanley Quality Municipal Income Trust

Financial Highlights

Selected ratios and per share data for a common share of beneficial interest outstanding throughout each period:

	FOR THE YEAR ENDED OCTOBER 31,
	2007		2006	2005	2004	2003
Selected Per Share Data:
Net asset value, beginning of period	$15.45		$15.38	$15.42	$15.54	$15.60
Income (loss) from investment operations:
Net investment income*	1.03		1.01	1.00	0.97	1.01
Net realized and unrealized gain (loss)	(0.78)		0.38	(0.17)	0.18	0.24
Common share equivalent of dividends paid to preferred shareholders*	(0.34)		(0.27)	(0.16)	(0.15)	(0.16)
Total income (loss) from investment operations	(0.09)		1.12	0.67	1.00	1.09
Less dividends and distributions from:
Net investment income	(0.72)		(0.83)	(0.81)	(0.88)	(0.90)
Net realized gain	(0.16)		(0.26)	—	(0.30)	(0.30)
Total dividends and distributions	(0.88)		(1.09)	(0.81)	(1.18)	(1.20)
Anti-dilutive effect of acquiring treasury shares*	0.02		0.04	0.10	0.06	0.05
Net asset value, end of period	$14.50		$15.45	$15.38	$15.42	$15.54
Market value, end of period	$12.90		$14.39	$13.71	$13.83	$14.55
Total Return†	(4.59)%		13.20%	5.14%	3.32%	13.82%
Ratios to Average Net Assets of Common Shareholders:
Total expenses (before expense offset)	1.38	%(2)	1.03%	0.88%	0.89%	0.83	% (1)
Total expenses (before expense offset, exclusive of interest and residual trust expenses)	0.81	%(2)	0.84%	0.88%	0.89%	0.83	% (1)
Net investment income before preferred stock dividends	6.90	%(2)	6.66%	6.41%	6.48%	6.58%
Preferred stock dividends	2.25%		1.78%	1.01%	1.01%	1.05%
Net investment income available to common shareholders	4.65	%(2)	4.88%	5.40%	5.47%	5.53%
Supplemental Data:
Net assets applicable to common shareholders, end of period, in thousands	$344,953		$374,247	$385,494	$407,553	$430,353
Asset coverage on preferred shares at end of period	266%		280%	285%	296%	307%
Portfolio turnover rate	16%		14%	14%	16%	41%

*	The per share amounts were computed using an average number of common shares outstanding during the period.
†	Total return is based upon the current market value on last day of each period reported. Dividends and distributions are assumed to be reinvested at the prices obtained under the Trust’s dividend reinvestment plan. Total return does not reflect brokerage commissions.
(1)	Does not reflect the effect of the expense offset of 0.01%.
(2)	Reflects waivers of certain Trust expenses in connection with the investments in Morgan Stanley Institutional Liquidity Tax-Exempt Portfolio – Institutional Class during the period. As a result of such waivers the expenses as a percentage of its net assets had an effect of less than 0.005%.

See Notes to Financial Statements

Morgan Stanley Quality Municipal Income Trust

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of
Morgan Stanley Quality Municipal Income Trust:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Quality Municipal Income Trust (the ‘‘Trust’’), including the portfolio of investments, as of October 31, 2007, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2007, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Quality Municipal Income Trust as of October 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
New York, New York
December 24, 2007

Morgan Stanley Quality Municipal Income Trust

Shareholder Voting Results (unaudited)

On October 24, 2007, an annual meeting of the Trust’s shareholders was held for the purpose of voting on the following matter, the results of which were as follows:

Election of Trustees by all Shareholders:

	For	Withheld	Abstain
Michael F. Klein	22,108,819	780,735	0
W. Allen Reed	22,099,944	789,610	0

Election of Trustee by Preferred Shareholders:

	For	Withheld	Abstain
Michael E. Nugent	3,787	0	0

Morgan Stanley Quality Municipal Income Trust

Portfolio Management/Revised Investment Policy (unaudited)

Portfolio Management

As of the date of this report, the Trust is managed within the Morgan Stanley Municipals team. The team consists of portfolio managers and analysts. Current members of the team jointly and primarily responsible for the day-to-day management of the Trust’s portfolio are Steven K. Kreider and Neil Stone, each a Managing Director of the Investment Adviser.

Revised Investment Policy

To the extent permitted by applicable law and the Trust’s investment objectives, policies, and restrictions, the Trust may invest all or some of its short-term cash investments in any money market fund advised or managed by the Investment Adviser or its affiliates. In connection with any such investments, the Trust, to the extent permitted by the Investment Company Act, will pay its share of all expenses (other than advisory and administrative fees) of a money market fund in which it invests which may result in the Trust bearing some additional expenses.

The Board of Trustees Approved a Clarification in the Investment Policies
Discussed Below

The Trust may invest in put and call options and futures on its portfolio securities. The Trust may use options and futures to protect against a decline in the Trust’s securities or an increase in prices of securities that may be purchased or to adjust the Trust’s yield curve exposure.

If the Trust invests in options and/or futures, its participation in these markets would subject the Trust’s portfolio to certain risks. If the Investment Adviser’s predictions of movements in the direction of the markets are inaccurate, the adverse consequences to the Trust (e.g., a reduction in the Trust’s net asset value or a reduction in the amount of income available for distribution) may leave the Trust in a worse position than if these strategies were not used. Other risks inherent in the use of options and futures include, for example, the possible imperfect correlation between the price of options and futures contracts and movements in the prices of the securities being hedged. With respect to futures contracts, this correlation may be further distorted since the futures contracts that are being used to hedge are not based on municipal obligations. There is also the possibility of an absence of a liquid secondary market for any particular instrument. Certain options may be over-the-counter options which are options negotiated with dealers; there is no secondary market for these investments and therefore may be difficult to value. If the Trust uses an option or futures transaction as an alternative to purchasing or selling an underlying instrument in order to obtain desired exposure, the Trust will be exposed to the same risks as are incurred in purchasing and selling the underlying instrument directly.

Morgan Stanley Quality Municipal Income Trust

Dividend Reinvestment Plan (unaudited)

The dividend reinvestment plan (the ‘‘Plan’’) offers you a prompt and simple way to reinvest your dividends and capital gains distributions into additional shares of the Fund. Under the Plan, the money you earn from dividends and capital gains distributions will be reinvested automatically in more shares of the Fund, allowing you to potentially increase your investment over time. All shareholders in the Fund are automatically enrolled in the Plan when shares are purchased.

Plan benefits

▪	Add to your account

You may increase your shares in the Fund easily and automatically with the Plan.

▪	Low transaction costs

Transaction costs are low because the new shares are bought in blocks and the brokerage commission is shared among all participants.

▪	Convenience

You will receive a detailed account statement from Computershare Trust Company, N.A., which administers the Plan, whenever shares are reinvested for you. The statement shows your total distributions, date of investment, shares acquired, and price per share, as well as the total number of shares in your reinvestment account. You can also access your account via the Internet. To do this, please go to morganstanley.com.

▪	Safekeeping

Computershare Trust Company, N.A. will hold the shares it has acquired for you in safekeeping.

How to participate in the Plan

If you own shares in your own name, you can participate directly in the Plan. If your shares are held in ‘‘street name’’ – in the name of your brokerage firm, bank, or other financial institution – you must instruct that entity to participate on your behalf. If they are unable to participate on your behalf, you may request that they reregister your shares in your own name so that you may enroll in the Plan.

If you choose to participate in the Plan, whenever the Fund declares a dividend or capital gains distributions, it will be invested in additional shares of your Fund that are purchased in the open market.

How to enroll

To enroll in the Plan, please read the Terms and Conditions in the Plan brochure. You can obtain a copy of the Plan Brochure and enroll in the Plan by visiting morganstanley.com, calling toll-free (888) 421-4015 or notifying us in writing at Morgan Stanley Closed-End Funds, Computershare Trust Company, N.A., P.O. Box 43078, Providence, RI 02940-3078. Please include the Fund name and account number and ensure that all shareholders listed on the account sign these written instructions. Your participation in the Plan will begin with

Morgan Stanley Quality Municipal Income Trust

Dividend Reinvestment Plan (unaudited) continued

the next dividend or capital gains distribution payable after Computershare Trust Company, N.A. receives your authorization, as long as they receive it before the ‘‘record date,’’ which is generally ten business days before the dividend is paid. If your authorization arrives after such record date, your participation in the Plan will begin with the following dividend or distribution.

Costs of the plan

There is no direct charge to you for reinvesting dividends and capital gains distributions because the Plan’s fees are paid by the Fund. However, when applicable, you will pay your portion of any brokerage commissions incurred when the new shares are purchased on the open market. These brokerage commissions are typically less than the standard brokerage charges for individual transactions, because shares are purchased for all participants in blocks, resulting in lower commissions for each individual participant. Any brokerage commissions or service fees are averaged into the purchase price.

Tax implications

The automatic reinvestment of dividends and capital gains distributions does not relieve you of any income tax that may be due on dividends or distributions. You will receive tax information annually to help you prepare your federal and state income tax returns.

Morgan Stanley does not offer tax advice. The tax information contained herein is general and is not exhaustive by nature. It was not intended or written to be used, and it cannot be used by any taxpayer, for avoiding penalties that may be imposed on the taxpayer under U.S. federal tax laws. Federal and state tax laws are complex and constantly changing. Shareholders should always consult a legal or tax advisor for information concerning their individual situation.

How to withdraw from the Plan

To withdraw from the Plan please visit morganstanley.com or call (888) 421-4015 or notify us in writing at the address below.

Morgan Stanley Closed-End Funds
Computershare Trust Company, N.A.
P.O. Box 43078
Providence, RI 02940-3078

Morgan Stanley Quality Municipal Income Trust

Dividend Reinvestment Plan (unaudited) continued

All shareholders listed on the account must sign any written withdrawal instructions. If you withdraw, you have three options with regard to the shares held in your account:

1.	If you opt to continue to hold your non-certificated shares, they will be held by Computershare Trust Company, N.A.

2.	If you opt to sell your shares through Morgan Stanley, we will sell all full and fractional shares and send the proceeds via check to your address of record after deducting brokerage commissions.

3.	You may sell your shares through your financial advisor through the Direct Registration System (‘‘DRS’’). DRS is a service within the securities industry that allows Fund shares to be held in your name in electronic format. You retain full ownership of your shares, without having to hold a stock certificate.

The Fund and Computershare Trust Company, N.A. may amend or terminate the Plan. Participants will receive written notice at least 30 days before the effective date of any amendment. In the case of termination, Participants will receive written notice at least 30 days before the record date for the payment of any dividend or capital gains distribution by the Fund. In the case of amendment or termination necessary or appropriate to comply with applicable law or the rules and policies of the Securities and Exchange Commission or any other regulatory authority, such written notice will not be required.

To obtain a complete copy of the Dividend Reinvestment Plan, please call our Client Relations department at 888-421-4015 or visit morganstanley.com.

Morgan Stanley Quality Municipal Income Trust

Morgan Stanley Advisor Closed End Funds
An Important Notice Concerning Our U.S. Privacy Policy

We are required by federal law to provide you with a copy of our Privacy Policy annually.

The following Policy applies to current and former individual investors in Morgan Stanley Advisor closed end funds. This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders. Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

We Respect Your Privacy

We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others. We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as ‘‘personal information.’’

1.   What Personal Information Do We Collect About You?

To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

For example:

▪	We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

▪	We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

▪	We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

▪	We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

▪	If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer’s operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of

Morgan Stanley Quality Municipal Income Trust

Morgan Stanley Advisor Closed End Funds
An Important Notice Concerning Our U.S. Privacy Policy continued

‘‘cookies.’’ ‘‘Cookies’’ recognize your computer each time you return to one of our sites, and help to improve our sites’ content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2.   When Do We Disclose Personal Information We Collect About You?

To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

A.   Information We Disclose to Our Affiliated Companies.     We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

B.   Information We Disclose to Third Parties.     We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

3.   How Do We Protect the Security and Confidentiality of Personal Information We Collect
About You?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

Morgan Stanley Quality Municipal Income Trust

Trustee and Officer Information  (unaudited)

Independent Trustees:

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee
Frank L. Bowman (62) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	President and Chief Executive Officer, Nuclear Energy Institute (policy organization) (since February 2005); Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); Chairperson of the Insurance Sub-Committee of the Valuation, Insurance and Compliance Committee (since February 2007); formerly, variously, Admiral in the U.S. Navy, Director of Naval Nuclear Propulsion Program and Deputy Administrator—Naval Reactors in the National Nuclear Security Administration at the U.S. Department of Energy (1996-2004). Honorary Knight Commander of the Most Excellent Order of the British Empire.	171	Director of the National Energy Foundation, the U.S. Energy Association, the American Council for Capital Formation and the Armed Services YMCA of the USA.
Michael Bozic (66) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since April 1994	Private investor; Chairperson of the Valuation, Insurance and Compliance Committee (since October 2006); Director or Trustee of the Retail Funds (since April 1994) and the Institutional Funds (since July 2003); formerly, Chairperson of the Insurance Committee (July 2006-September 2006); Vice Chairman of Kmart Corporation (December 1998-October 2000), Chairman and Chief Executive Officer of Levitz Furniture Corporation (November 1995-November 1998) and President and Chief Executive Officer of Hills Department Stores (May 1991-July 1995); variously Chairman, Chief Executive Officer, President and Chief Operating Officer (1987-1991) of the Sears Merchandise Group of Sears, Roebuck & Co.	173	Director of various business organizations.

Morgan Stanley Quality Municipal Income Trust

Trustee and Officer Information  (unaudited) continued

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee
Kathleen A. Dennis (54) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	President, Cedarwood Associates (mutual fund consulting) (since July 2006); Chairperson of the Money Market and Alternatives Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, Senior Managing Director of Victory Capital Management (1993-2006).	171	None.
Dr. Manuel H. Johnson (58) c/o Johnson Smick Group, Inc. 888 16th Street, N.W. Suite 740 Washington, D.C. 20006	Trustee	Since July 1991	Senior Partner, Johnson Smick International, Inc. (consulting firm); Chairperson of the Investment Committee (since October 2006) and Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2003); Co-Chairman and a founder of the Group of Seven Council (G7C) (international economic commission); formerly, Chairperson of the Audit Committee (July 1991-September 2006); Vice Chairman of the Board of Governors of the Federal Reserve System and Assistant Secretary of the U.S. Treasury.	173	Director of NVR, Inc. (home construction); Director of Evergreen Energy.
Joseph J. Kearns (65) c/o Kearns & Associates LLC PMB754 23852 Pacific Coast Highway Malibu, CA 90265	Trustee	Since August 1994	President, Kearns & Associates LLC (investment consulting); Chairperson of the Audit Committee (since October 2006) and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since August 1994); formerly, Deputy Chairperson of the Audit Committee (July 2003- September 2006) and Chairperson of the Audit Committee of the Institutional Funds (October 2001-July 2003); CFO of the J. Paul Getty Trust.	174	Director of Electro Rent Corporation (equipment leasing), The Ford Family Foundation, and the UCLA Foundation.

Morgan Stanley Quality Municipal Income Trust

Trustee and Officer Information  (unaudited) continued

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee
Michael F. Klein (48) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	Managing Director, Aetos Capital, LLC (since March 2000) and Co-President, Aetos Alternatives Management, LLC (since January 2004); Chairperson of the Fixed-Income Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, Managing Director, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management, President, Morgan Stanley Institutional Funds (June 1998-March 2000) and Principal, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management (August 1997-December 1999).	171	Director of certain investment funds managed or sponsored by Aetos Capital, LLC. Director of Sanitized AG and Sanitized Marketing AG (specialty chemicals).
Michael E. Nugent (71) c/o Triumph Capital, L.P. 445 Park Avenue New York, NY 10022	Chairperson of the Board and Trustee	Chairperson of the Boards since July 2006 and Trustee since July 1991	General Partner, Triumph Capital, L.P. (private investment partnership); Chairperson of the Boards of the Retail Funds and Institutional Funds (since July 2006); Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2001); formerly, Chairperson of the Insurance Committee (until July 2006); Vice President, Bankers Trust Company and BT Capital Corporation (1984-1988).	173	None.
W. Allen Reed (60) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	Chairperson of the Equity Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, President and CEO of General Motors Asset Management; Chairman and Chief Executive Officer of the GM Trust Bank and Corporate Vice President of General Motors Corporation (August 1994-December 2005).	171	Director of GMAC (financial services) and Temple-Inland Industries (packaging, banking and forest products); Director of Legg Mason, Inc. and Director of the Auburn University Foundation.
Fergus Reid (75) c/o Lumelite Plastics Corporation 85 Charles Colman Blvd. Pawling, NY 12564	Trustee	Since June 1992	Chairman of Lumelite Plastics Corporation; Chairperson of the Governance Committee and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since June 1992).	174	Trustee and Director of certain investment companies in the JPMorgan Funds complex managed by J.P. Morgan Investment Management Inc.

Morgan Stanley Quality Municipal Income Trust

Trustee and Officer Information  (unaudited) continued

Interested Trustee:

Name, Age and Address of Interested Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Interested Trustee**	Other Directorships Held by Interested Trustee
James F. Higgins (59) c/o Morgan Stanley Trust Harborside Financial Center Plaza Two Jersey City, NJ 07311	Trustee	Since June 2000	Director or Trustee of the Retail Funds (since June 2000) and the Institutional Funds (since July 2003); Senior Advisor of Morgan Stanley (since August 2000).	173	Director of AXA Financial, Inc. and The Equitable Life Assurance Society of the United States (financial services).

*	This is the earliest date the Trustee began serving the funds advised by Morgan Stanley Investment Advisors Inc. (the ‘‘Investment Adviser’’) (the ‘‘Retail Funds’’) or the funds advised by Morgan Stanley Investment Management Inc. and Morgan Stanley AIP GP LP (the ‘‘Institutional Funds’’).
**	The Fund Complex includes all open-end and closed-end funds (including all of their portfolios) advised by the Investment Adviser and any funds that have an investment adviser that is an affiliated person of the Investment Adviser (including, but not limited to, Morgan Stanley Investment Management Inc.).

Morgan Stanley Quality Municipal Income Trust

Trustee and Officer Information  (unaudited) continued

Executive Officers:

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years
Ronald E. Robison (68) 522 Fifth Avenue New York, NY 10036	President and Principal Executive Officer	President since September 2005 and Principal Executive Officer since May 2003	President (since September 2005) and Principal Executive Officer (since May 2003) of funds in the Fund Complex; President (since September 2005) and Principal Executive Officer (since May 2003) of the Van Kampen Funds; Managing Director, Director and/or Officer of the Investment Adviser and various entities affiliated with the Investment Adviser; Director of Morgan Stanley SICAV (since May 2004). Formerly, Executive Vice President (July 2003-September 2005) of funds in the Fund Complex and the Van Kampen Funds; President and Director of the Institutional Funds (March 2001-July 2003); Chief Administrative Officer of the Investment Adviser; Chief Administrative Officer of Morgan Stanley Services Company Inc.
J. David Germany (53) Morgan Stanley Investment Management Limited 20 Bank Street Canary Wharf, London, England E14 4AD	Vice President	Since February 2006	Managing Director and (since December 2005) Chief Investment Officer – Global Fixed Income of Morgan Stanley Investment Management; Managing Director and Director of Morgan Stanley Investment Management Limited; Vice President of the Retail Funds and Institutional Funds (since February 2006).
Dennis F. Shea (54) 522 Fifth Avenue New York, NY 10036	Vice President	Since February 2006	Managing Director and (since February 2006) Chief Investment Officer – Global Equity of Morgan Stanley Investment Management; Vice President of the Retail Funds and Institutional Funds (since February 2006). Formerly, Managing Director and Director of Global Equity Research at Morgan Stanley.
Amy R. Doberman (45) 522 Fifth Avenue New York, NY 10036	Vice President	Since July 2004	Managing Director and General Counsel, U.S. Investment Management of Morgan Stanley Investment Management (since July 2004); Vice President of the Retail Funds and Institutional Funds (since July 2004); Vice President of the Van Kampen Funds (since August 2004); Secretary (since February 2006) and Managing Director (since July 2004) of the Investment Adviser and various entities affiliated with the Investment Adviser. Formerly, Managing Director and General Counsel – Americas, UBS Global Asset Management (July 2000-July 2004).
Carsten Otto (43) 522 Fifth Avenue New York, NY 10036	Chief Compliance Officer	Since October 2004	Managing Director and Global Head of Compliance for Morgan Stanley Investment Management (since April 2007); and Chief Compliance Officer of Morgan Stanley Retail Funds and Institutional Funds (since October 2004). Formerly, U.S. Director of Compliance (October 2004-April 2007) and Assistant Secretary and Assistant General Counsel of the Retail Funds.
Stefanie V. Chang Yu (40) 522 Fifth Avenue New York, NY 10036	Vice President	Since December 1997	Executive Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Vice President of the Retail Funds (since July 2002) and the Institutional Funds (since December 1997). Formerly, Secretary of various entities affiliated with the Investment Adviser.

Morgan Stanley Quality Municipal Income Trust

Trustee and Officer Information  (unaudited) continued

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years
Francis J. Smith (42) c/o Morgan Stanley Trust Harborside Financial Center Plaza Two Jersey City, NJ 07311	Treasurer and Chief Financial Officer	Treasurer since July 2003 and Chief Financial Officer since September 2002	Executive Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Treasurer and Chief Financial Officer of the Retail Funds (since July 2003). Formerly, Vice President of the Retail Funds (September 2002 to July 2003).
Mary E. Mullin (40) 522 Fifth Avenue New York, NY 10036	Secretary	Since June 1999	Executive Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Secretary of the Retail Funds (since July 2003) and the Institutional Funds (since June 1999).

*	This is the earliest date the Officer began serving the Retail Funds or Institutional Funds.

In accordance with Section 303A.12(a) of the New York Stock Exchange Listed Company Manual, the Trust’s Annual CEO Certification certifying as to compliance with NYSE’s Corporate Governance Listing Standards was submitted to the Exchange on November 26, 2007.

The Trust’s Principal Executive Officer and Principal Financial Officer Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 were filed with the Trust’s N-CSR and are available on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

2007 Federal Tax Notice (unaudited)

For Federal income tax purposes, the following information is furnished with respect to the distributions paid by the Trust during its taxable year ended October 31, 2007. The Trust designated 100% of its income dividends as tax-exempt income dividends. The Trust designated and paid $3,902,938 as a long-term capital gain distribution.

In January, the Trust provides tax information to shareholders for the preceding calendar year.

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Trustees

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board

Ronald E. Robison
President and Principal Executive Officer

J. David Germany
Vice President

Dennis F. Shea
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

Transfer Agent

Computershare Trust Company, N.A.
P.O. Box 43078
Providence, RI 02940-3078

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Legal Counsel

Clifford Chance US LLP
31 West 52nd Street
New York, New York 10019

Counsel to the Independent Trustees

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Investment Adviser

Morgan Stanley Investment Advisors Inc.
522 Fifth Avenue
New York, New York 10036

© 2007 Morgan Stanley

IQIANN IU07-05458P-Y10/07	MORGAN STANLEY FUNDS
Morgan Stanley Quality Municipal Income Trust Annual Report October 31, 2007

Item 2. Code of Ethics.

(a) The Trust has adopted a code of ethics (the “Code of Ethics”) that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Trust or a third party.

(b) No information need be disclosed pursuant to this paragraph.

(c) Not applicable.

(d) Not applicable.

(e) Not applicable.

(f)

(1)	The Trust’s Code of Ethics is attached hereto as Exhibit 12 A.
(2)	Not applicable.
(3)	Not applicable.

Item 3. Audit Committee Financial Expert.

The Trust’s Board of Trustees has determined that Joseph J. Kearns, an “independent” Trustee, is an “audit committee financial expert” serving on its audit committee. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g). Based on fees billed for the periods shown:

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2007
	Registrant	Covered Entities(1)
Audit Fees	$29,000	N/A

Non-Audit Fees
Audit-Related Fees	$5,750(2)	$5,041,000(2)
Tax Fees	$5,047(3)	$761,000(4)
All Other Fees	$	$
Total Non-Audit Fees	$10,797	$5,802,000

Total	$39,797	$5,802,000

2006
	Registrant	Covered Entities(1)
Audit Fees	$28,800	N/A

Non-Audit Fees
Audit-Related Fees	$6,096(2)	$5,217,590(2)
Tax Fees	$4,900(3)	$1,472,895(4)
All Other Fees	$	$ (5)
Total Non-Audit Fees	$10,996	$6,690,485

Total	$39,796	$6,690,485

N/A- Not applicable, as not required by Item 4.

(1)	Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.
(2)

Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities’ and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.

(3)	Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the Registrant’s tax returns.
(4)	Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered Entities’ tax returns.
(5)	All other fees represent project management for future business applications and improving business and operational processes.

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(e)(1) The audit committee’s pre-approval policies and procedures are as follows:

APPENDIX A

AUDIT COMMITTEE

AUDIT AND NON-AUDIT SERVICES

PRE-APPROVAL POLICY AND PROCEDURES

OF THE

MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

AS ADOPTED AND AMENDED JULY 23, 2004,1

1. Statement of Principles

The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor’s independence from the Fund.

The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee’s administration of the engagement of the independent auditor. The SEC’s rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee (“general pre-approval”); or require the specific pre-approval of the Audit Committee or its delegate (“specific pre-approval”). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

______________
1.

This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the “Policy”), adopted as of the date above, supersedes and replaces all prior versions that may have been adopted from time to time.

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The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee’s responsibilities to pre-approve services performed by the Independent Auditors to management.

The Fund’s Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors’ independence.

2. Delegation

As provided in the Act and the SEC’s rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

3. Audit Services

The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund’s financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

The Audit Committee has pre-approved the Audit services in Appendix B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

4. Audit-related Services

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund’s financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC’s rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters

5

not classified as “Audit services”; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

The Audit Committee has pre-approved the Audit-related services in Appendix B.2. All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

5. Tax Services

The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor’s independence, and the SEC has stated that the Independent Auditors may provide such services.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3. All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

6. All Other Services

The Audit Committee believes, based on the SEC’s rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC’s rules on auditor independence.

The Audit Committee has pre-approved the All Other services in Appendix B.4. Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

7. Pre-Approval Fee Levels or Budgeted Amounts

Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

8. Procedures

All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund’s Chief Financial Officer and must include a detailed description of the services to be

6

rendered. The Fund’s Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund’s Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

The Audit Committee has designated the Fund’s Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund’s Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Fund’s Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund’s Chief Financial Officer or any member of management.

9. Additional Requirements

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor’s independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

10. Covered Entities

Covered Entities include the Fund’s investment adviser(s) and any entity controlling, controlled by or under common control with the Fund’s investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund’s audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:

Morgan Stanley Retail Funds

Morgan Stanley Investment Advisors Inc.

Morgan Stanley & Co. Incorporated

Morgan Stanley DW Inc.

Morgan Stanley Investment Management Inc.

Morgan Stanley Investment Management Limited

Morgan Stanley Investment Management Private Limited

Morgan Stanley Asset & Investment Trust Management Co., Limited

Morgan Stanley Investment Management Company

Van Kampen Asset Management

Morgan Stanley Services Company, Inc.

Morgan Stanley Distributors Inc.

Morgan Stanley Trust FSB

7

Morgan Stanley Institutional Funds

Morgan Stanley Investment Management Inc.

Morgan Stanley Investment Advisors Inc.

Morgan Stanley Investment Management Limited

Morgan Stanley Investment Management Private Limited

Morgan Stanley Asset & Investment Trust Management Co., Limited

Morgan Stanley Investment Management Company

Morgan Stanley & Co. Incorporated

Morgan Stanley Distribution, Inc.

Morgan Stanley AIP GP LP

Morgan Stanley Alternative Investment Partners LP

(e)(2) Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee’s pre-approval policies and procedures (attached hereto).

(f) Not applicable.

(g) See table above.

(h) The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors’ independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

(a) The Trust has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are: Joseph Kearns, Michael Nugent and Allen Reed.

(b) Not applicable.

Item 6.

See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

8

The Trust invests in exclusively non-voting securities and therefore this item is not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

PORTFOLIO MANAGEMENT. As of the date of this report, the Fund is managed within the Morgan Stanley Municipals team. The team consists of portfolio managers and analysts. Current members of the team jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are Steven K. Kreider and Neil Stone, each a Managing Director of the Investment Adviser.

Mr. Kreider has been associated with the Investment Adviser in an investment management capacity since February 1988 and began managing the Fund in September 2007. Mr. Stone has been associated with the Investment Adviser in an investment management capacity since March 1995 and began managing the Fund in September 2007.

The composition of the team may change from time to time.

OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGERS

The following information is as of October 31, 2007:

Steven K. Kreider managed 45 registered investment companies with a total of approximately $35.3 billion in assets; no pooled investment vehicles other than registered investment companies; and 68 other accounts (which include separate accounts managed under certain ‘‘wrap fee programs’’) with a total of approximately $12.9 billion in assets. Of these other accounts, 3 accounts with a total of approximately $1.0 billion in assets had performance-based fees.

Neil Stone managed 19 registered investment companies with a total of approximately $7.8 billion in assets; no pooled investment vehicles other than registered investment companies; and 18 other accounts (which include separate accounts managed under certain ‘‘wrap fee programs’’) with a total of approximately $4.5 billion in assets.

Because the portfolio managers manage assets for other investment companies, pooled investment vehicles and/or other accounts (including institutional clients, pension plans and certain high net worth individuals), there may be an incentive to favor one client over another resulting in conflicts of interest. For instance, the Investment Adviser may receive fees from certain accounts that are higher than the fee it receives from the Fund, or it may receive a performance-based fee on certain accounts. In those instances, the portfolio managers may have an incentive to favor the higher and/or performance-based fee accounts over the Fund. In addition, a conflict of interest could exist to the extent the Investment Adviser has proprietary investments in certain accounts, where portfolio managers have personal investments in certain accounts or when certain accounts are investment options in the Investment Adviser’s employee benefits and/or deferred compensation plans. The portfolio manager may have an incentive to favor these accounts over others. If the Investment Adviser manages accounts that engage in short sales of securities of the type in which the Fund invests, the Investment Adviser could be seen as harming the performance of the Fund for the benefit of the accounts engaging in short sales if the short sales cause the market value of the securities to fall. The Investment Adviser has adopted trade allocation and other policies and procedures that it believes are reasonably designed to address these and other conflicts of interest.

PORTFOLIO MANAGER COMPENSATION STRUCTURE

Portfolio managers receive a combination of base compensation and discretionary compensation, comprising a cash bonus and several deferred compensation programs described below. The methodology used to determine portfolio manager compensation is applied across all funds/accounts managed by the portfolio managers.

BASE SALARY COMPENSATION. Generally, portfolio managers receive base salary compensation based on the level of their position with the Investment Adviser.

9

DISCRETIONARY COMPENSATION. In addition to base compensation, portfolio managers may receive discretionary compensation.

Discretionary compensation can include:

•	Cash Bonus.
•

Morgan Stanley’s Long Term Incentive Compensation awards - a mandatory program that defers a portion of discretionary year-end compensation into restricted stock units or other awards based on Morgan Stanley common stock or other investments that are subject to vesting and other conditions.

•

Investment Management Alignment Plan (IMAP) awards - a mandatory program that defers a portion of discretionary year-end compensation and notionally invests it in designated funds advised by the Investment Adviser or its affiliates. The award is subject to vesting and other conditions. Portfolio managers must notionally invest a minimum of 25% to a maximum of 100% of the IMAP deferral into a combination of the designated funds they manage that are included in the IMAP fund menu, which may or may not include the Fund.

•

Voluntary Deferred Compensation Plans - voluntary programs that permit certain employees to elect to defer a portion of their discretionary year-end compensation and directly or notionally invest the deferred amount: (1) across a range of designated investment funds, including funds advised by the Investment Adviser or its affiliates; and/or (2) in Morgan Stanley stock units.

Several factors determine discretionary compensation, which can vary by portfolio management team and circumstances. In order of relative importance, these factors include:

•

Investment performance. A portfolio manager’s compensation is linked to the pre-tax investment performance of the funds/accounts managed by the portfolio manager. Investment performance is calculated for one-, three- and five-year periods measured against a fund’s/account’s primary benchmark (as set forth in the fund’s prospectus), indices and/or peer groups where applicable. Generally, the greatest weight is placed on the three- and five-year periods.

•	Revenues generated by the investment companies, pooled investment vehicles and other accounts managed by the portfolio manager.
•	Contribution to the business objectives of the Investment Adviser.
•	The dollar amount of assets managed by the portfolio manager.
•	Market compensation survey research by independent third parties.
•	Other qualitative factors, such as contributions to client objectives.
•	Performance of Morgan Stanley and Morgan Stanley Investment Management, and the overall performance of the investment team(s) of which the portfolio manager is a member.

SECURITIES OWNERSHIP OF PORTFOLIO MANAGERS

As of October 31, 2007, the portfolio managers did not own any shares of the Fund.

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Item 9. Closed-End Fund Repurchases

REGISTRANT PURCHASE OF EQUITY SECURITIES

Period	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
November 1 November 30	47,500	14.3464	N/A	N/A
December 1 December 31	49,500	14.374	N/A	N/A
January 1 January 31	48,800	14.3803	N/A	N/A
February 1 February 28	37,400	14.3553	N/A	N/A
March 1 March 31	41,900	14.4179	N/A	N/A
April 1 April 30	6,100	14.3969	N/A	N/A
May 1 May 31			N/A	N/A
June 1 June 30	6,800	13.9701	N/A	N/A
July 1 July 31	28,000	13.6376	N/A	N/A
August 1 August 31	64,671	13.0809	N/A	N/A
September 1 September 30	48,351	13.4022	N/A	N/A
October 1 October 31	56,533	13.1842	N/A	N/A
Total	435,555	13.9587	N/A	N/A

11

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

12

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Quality Municipal Income Trust

/s/ Ronald E. Robison
Ronald E. Robison Principal Executive Officer December 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison Principal Executive Officer December 20, 2007

/s/ Francis Smith
Francis Smith Principal Financial Officer December 20, 2007

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EXHIBIT 12 A

CODE OF ETHICS FOR PRINCIPAL EXECUTIVE AND SENIOR FINANCIAL OFFICERS

ADOPTED SEPTEMBER 28, 2004, AS AMENDED SEPTEMBER 20, 2005

I.

This Code of Ethics (the “Code”) for the investment companies within the Morgan Stanley complex identified in Exhibit A (collectively, “Funds” and each, a “Fund”) applies to each Fund’s Principal Executive Officer, President, Principal Financial Officer and Treasurer (or persons performing similar functions) (“Covered Officers” each of whom are set forth in Exhibit B) for the purpose of promoting:

•	honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships.
•

full, fair, accurate, timely and understandable disclosure in reports and documents that a company files with, or submits to, the Securities and Exchange Commission (“SEC”) and in other public communications made by the Fund;

•	compliance with applicable laws and governmental rules and regulations;
•	prompt internal reporting of violations of the Code to an appropriate person or persons identified in the Code; and
•	accountability for adherence to the Code.

Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to situations that may give rise to actual as well as apparent conflicts of interest. Any question about the application of the Code should be referred to the General Counsel or his/her designee (who is set forth in Exhibit C).

II.	Covered Officers Should Handle Ethically Actual and Apparent Conflicts of Interest

Overview. A “conflict of interest” occurs when a Covered Officer’s private interest interferes, or appears to interfere, with the interests of, or his service to, the Fund. For example, a conflict of interest would arise if a Covered Officer, or a member of his family, receives improper personal benefits as a result of his position with the Fund.

Certain conflicts of interest arise out of the relationships between Covered Officers and the Fund and already are subject to conflict of interest provisions in the

14

Investment Company Act of 1940 (“Investment Company Act”) and the Investment Advisers Act of 1940 (“Investment Advisers Act”). For example, Covered Officers may not individually engage in certain transactions (such as the purchase or sale of securities or other property) with the Fund because of their status as “affiliated persons” (as defined in the Investment Company Act) of the Fund. The Fund’s and its investment adviser’s compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside the parameters of this Code, unless or until the General Counsel determines that any violation of such programs and procedures is also a violation of this Code.

Although typically not presenting an opportunity for improper personal benefit, conflicts may arise from, or as a result of, the contractual relationship between the Fund and its investment adviser of which the Covered Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Fund or for the investment adviser, or for both), be involved in establishing policies and implementing decisions that will have different effects on the Fund and its investment adviser. The participation of the Covered Officers in such activities is inherent in the contractual relationship between the Fund and the investment adviser and is consistent with the performance by the Covered Officers of their duties as officers of the Fund. Thus, if performed in conformity with the provisions of the Investment Company Act and the Investment Advisers Act, such activities will be deemed to have been handled ethically. In addition, it is recognized by the Funds’ Boards of Directors/Trustees (“Boards”) that the Covered Officers may also be officers or employees of one or more other investment companies covered by this or other codes.

Other conflicts of interest are covered by the Code, even if such conflicts of interest are not subject to provisions in the Investment Company Act and the Investment Advisers Act. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Fund.

Each Covered Officer must not:

•

use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Fund whereby the Covered Officer would benefit personally (directly or indirectly);

•	cause the Fund to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Fund; or
•

use material non-public knowledge of portfolio transactions made or contemplated for, or actions proposed to be taken by, the Fund to trade personally or cause others to trade personally in contemplation of the market effect of such transactions.

15

Each Covered Officer must, at the time of signing this Code, report to the General Counsel all affiliations or significant business relationships outside the Morgan Stanley complex and must update the report annually.

Conflict of interest situations should always be approved by the General Counsel and communicated to the relevant Fund or Fund’s Board. Any activity or relationship that would present such a conflict for a Covered Officer would likely also present a conflict for the Covered Officer if an immediate member of the Covered Officer’s family living in the same household engages in such an activity or has such a relationship. Examples of these include:

•	service or significant business relationships as a director on the board of any public or private company;
•

accepting directly or indirectly, anything of value, including gifts and gratuities in excess of $100 per year from any person or entity with which the Fund has current or prospective business dealings, not including occasional meals or tickets for theatre or sporting events or other similar entertainment; provided it is business-related, reasonable in cost, appropriate as to time and place, and not so frequent as to raise any question of impropriety;

•

any ownership interest in, or any consulting or employment relationship with, any of the Fund’s service providers, other than its investment adviser, principal underwriter, or any affiliated person thereof; and

•

a direct or indirect financial interest in commissions, transaction charges or spreads paid by the Fund for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer’s employment, such as compensation or equity ownership.

III.	Disclosure and Compliance
•	Each Covered Officer should familiarize himself/herself with the disclosure and compliance requirements generally applicable to the Funds;
•

each Covered Officer must not knowingly misrepresent, or cause others to misrepresent, facts about the Fund to others, whether within or outside the Fund, including to the Fund’s Directors/Trustees and auditors, or to governmental regulators and self-regulatory organizations;

•

each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and their investment advisers with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents the Funds file with, or submit to, the SEC and in other public communications made by the Funds; and

16

•	it is the responsibility of each Covered Officer to promote compliance with the standards and restrictions imposed by applicable laws, rules and regulations.
IV.	Reporting and Accountability

Each Covered Officer must:

•	upon adoption of the Code (thereafter as applicable, upon becoming a Covered Officer), affirm in writing to the Boards that he has received, read and understands the Code;
•	annually thereafter affirm to the Boards that he has complied with the requirements of the Code;
•	not retaliate against any other Covered Officer, other officer or any employee of the Funds or their affiliated persons for reports of potential violations that are made in good faith; and
•	notify the General Counsel promptly if he/she knows or suspects of any violation of this Code. Failure to do so is itself a violation of this Code.

The General Counsel is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret this Code in any particular situation. However, any waivers2 sought by a Covered Officer must be considered by the Board of the relevant Fund or Funds.

The Funds will follow these procedures in investigating and enforcing this Code:

•	the General Counsel will take all appropriate action to investigate any potential violations reported to him;
•	if, after such investigation, the General Counsel believes that no violation has occurred, the General Counsel is not required to take any further action;
•	any matter that the General Counsel believes is a violation will be reported to the relevant Fund’s Audit Committee;
•

if the directors/trustees/managing general partners who are not “interested persons” as defined by the Investment Company Act (the “Independent Directors/Trustees/Managing General Partners”) of the relevant Fund concur that a violation has occurred, they will consider appropriate action,

______________
[2]	Item 2 of Form N-CSR defines “waiver” as “the approval by the registrant of a material departure from a provision of the code of ethics.”

17

which may include review of, and appropriate modifications to, applicable policies and procedures; notification to appropriate personnel of the investment adviser or its board; or a recommendation to dismiss the Covered Officer or other appropriate disciplinary actions;

•	the Independent Directors/Trustees/Managing General Partners of the relevant Fund will be responsible for granting waivers of this Code, as appropriate; and
•	any changes to or waivers of this Code will, to the extent required, be disclosed as provided by SEC rules.
V.	Other Policies and Procedures

This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Sarbanes-Oxley Act of 2002 and the rules and forms applicable to registered investment companies thereunder. Insofar as other policies or procedures of the Funds, the Funds’ investment advisers, principal underwriters, or other service providers govern or purport to govern the behavior or activities of the Covered Officers who are subject to this Code, they are superseded by this Code to the extent that they overlap or conflict with the provisions of this Code unless any provision of this Code conflicts with any applicable federal or state law, in which case the requirements of such law will govern. The Funds’ and their investment advisers’ and principal underwriters’ codes of ethics under Rule 17j-1 under the Investment Company Act and Morgan Stanley’s Code of Ethics are separate requirements applying to the Covered Officers and others, and are not part of this Code.

VI.	Amendments

Any amendments to this Code, other than amendments to Exhibits A, B or C, must be approved or ratified by a majority vote of the Board of each Fund, including a majority of Independent Directors/Trustees/Managing General Partners.

VII.	Confidentiality

All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the Independent Directors/Trustees/Managing General Partners of the relevant Fund or Funds and their counsel, the relevant Fund or Funds and their counsel and the relevant investment adviser and its counsel.

18

VIII.	Internal Use

The Code is intended solely for the internal use by the Funds and does not constitute an admission, by or on behalf of any Fund, as to any fact, circumstance, or legal conclusion

I have read and understand the terms of the above Code. I recognize the responsibilities and obligations incurred by me as a result of my being subject to the Code. I hereby agree to abide by the above Code.

Date:

19

Exhibit A

Fund List

at

October 31, 2007

RETAIL FUNDS

Open-End Retail Funds

Taxable Money Market Funds

1.	Active Assets Government Securities Trust (“AA Government”)
2.	Active Assets Institutional Government Securities Trust (“AA Institutional Government”)
3.	Active Assets Institutional Money Trust (“AA Institutional Money”)
4.	Active Assets Money Trust (“AA Money”)
5.	Morgan Stanley Liquid Asset Fund Inc. (“Liquid Asset”)
6.	Morgan Stanley U.S. Government Money Market Trust (“Government Money”)

Tax-Exempt Money Market Funds

7.	Active Assets California Tax-Free Trust (“AA California”)
8.	Active Assets Tax-Free Trust (“AA Tax-Free”)
9.	Morgan Stanley California Tax-Free Daily Income Trust (“California Tax-Free Daily”)
10.	Morgan Stanley New York Municipal Money Market Trust (“New York Money”)
11.	Morgan Stanley Tax-Free Daily Income Trust (“Tax-Free Daily”)

Equity Funds

12.	Morgan Stanley Allocator Fund (“Allocator Fund”)+
13.	Morgan Stanley Capital Opportunities Trust (“Capital Opportunities”)+
14.	Morgan Stanley Developing Growth Securities Trust (“Developing Growth”)+
15.	Morgan Stanley Series Funds – Diversified Large Cap Equity
16.	Morgan Stanley Series Funds – Diversified International Equity Fund
17.	Morgan Stanley Dividend Growth Securities Inc. (“Dividend Growth”)+
18.	Morgan Stanley Equally-Weighted S&P 500 Fund (“Equally-Weighted S&P 500”)+
19.	Morgan Stanley European Equity Fund Inc. (“European Equity”)+
20.	Morgan Stanley Financial Services Trust (“Financial Services”)+
21.	Morgan Stanley Focus Growth Fund (“Focus Growth”)+

20

22.	Morgan Stanley Fundamental Value Fund (“Fundamental Value”)+
23.	Morgan Stanley FX Series – FX Alpha Plus Strategy Portfolio (“Alpha Plus”)+
24.	Morgan Stanley FX Series – FX Alpha Strategy Portfolio (“Alpha”)+
25.	Morgan Stanley Global Advantage Fund (“Global Advantage”)+
26.	Morgan Stanley Global Dividend Growth Securities (“Global Dividend Growth”)+
27.	Morgan Stanley Health Sciences Trust (“Health Sciences”)+
28.	Morgan Stanley Institutional Strategies Fund (“Institutional Strategies”)+
29.	Morgan Stanley International Fund (“International Fund”)+
30.	Morgan Stanley International SmallCap Fund (“International SmallCap”)+
31.	Morgan Stanley International Value Equity Fund (“International Value”)+
32.	Morgan Stanley Japan Fund (“Japan Fund”)+
33.	Morgan Stanley Mid-Cap Value Fund (“Mid-Cap Value”)+
34.	Morgan Stanley Multi-Asset Class Fund (“Multi-Asset Class”)+
35.	Morgan Stanley Nasdaq-100 Index Fund (“Nasdaq-100”)+
36.	Morgan Stanley Natural Resource Development Securities Inc. (“Natural Resource”)+
37.	Morgan Stanley Pacific Growth Fund Inc. (“Pacific Growth”)+
38.	Morgan Stanley Real Estate Fund (“Real Estate”)+
39.	Morgan Stanley Small-Mid Special Value Fund (“Small-Mid Special Value”)+
40.	Morgan Stanley S&P 500 Index Fund (“S&P500 Index”)+
41.	Morgan Stanley Special Growth Fund (“Special Growth”)+
42.	Morgan Stanley Special Value Fund (“Special Value”)+
43.	Morgan Stanley Technology Fund (“Technology Fund”)+
44.	Morgan Stanley Total Market Index Fund (“Total Market Index”)+
45.	Morgan Stanley Utilities Fund (“Utilities Fund”)+
46.	Morgan Stanley Value Fund (“Value Fund”)+

Balanced Funds

47.	Morgan Stanley Balanced Fund (“Balanced”)+

Asset Allocation Fund

48.	Morgan Stanley Strategist Fund (“Strategist Fund”)+

Taxable Fixed-Income Funds

49.	Morgan Stanley Convertible Securities Trust (“Convertible Securities”)+
50.	Morgan Stanley Flexible Income Trust (“Flexible Income”)+
51.	Morgan Stanley Income Trust (“Income Trust”)+
52.	Morgan Stanley High Yield Securities Inc. (“High Yield Securities”)+
53.	Morgan Stanley Limited Duration Fund (“Limited Duration Fund”)
54.	Morgan Stanley Limited Duration U.S. Treasury Trust (“Limited Duration Treasury”)
55.	Morgan Stanley Mortgage Securities Trust (“Mortgage Securities”)+
56.	Morgan Stanley U.S. Government Securities Trust (“Government Securities”)+

21

Tax-Exempt Fixed-Income Funds

57.	Morgan Stanley California Tax-Free Income Fund (“California Tax-Free”)+
58.	Morgan Stanley Limited Term Municipal Trust (“Limited Term Municipal”)
59.	Morgan Stanley New York Tax-Free Income Fund (“New York Tax-Free”)+
60.	Morgan Stanley Tax-Exempt Securities Trust (“Tax-Exempt Securities”)+

Special Purpose Funds

61.	Morgan Stanley Select Dimensions Investment Series (“Select Dimensions”)
•	Balanced Growth Portfolio
•	Capital Opportunities Portfolio
•	Developing Growth Portfolio
•	Dividend Growth Portfolio
•	Equally-Weighted S&P 500 Portfolio
•	Flexible Income Portfolio
•	Focus Growth Portfolio
•	Global Equity Portfolio
•	Growth Portfolio
•	Money Market Portfolio
•	Utilities Portfolio
62.	Morgan Stanley Variable Investment Series (“Variable Investment”)
•	Aggressive Equity Portfolio
•	Dividend Growth Portfolio
•	Equity Portfolio
•	European Equity Portfolio
•	Global Advantage Portfolio
•	Global Dividend Growth Portfolio
•	High Yield Portfolio
•	Income Builder Portfolio
•	Limited Duration Portfolio
•	Money Market Portfolio
•	Income Plus Portfolio
•	S&P 500 Index Portfolio
•	Strategist Portfolio
•	Utilities Portfolio

Closed-End Retail Funds

Taxable Fixed-Income Closed-End Funds

63.	Morgan Stanley Income Securities Inc. (“Income Securities”)
64.	Morgan Stanley Prime Income Trust (“Prime Income”)

22

Tax-Exempt Fixed-Income Closed-End Funds

65.	Morgan Stanley California Insured Municipal Income Trust (“California Insured Municipal”)
66.	Morgan Stanley California Quality Municipal Securities (“California Quality Municipal”)
67.	Morgan Stanley Insured California Municipal Securities (“Insured California Securities”)
68.	Morgan Stanley Insured Municipal Bond Trust (“Insured Municipal Bond”)
69.	Morgan Stanley Insured Municipal Income Trust (“Insured Municipal Income”)
70.	Morgan Stanley Insured Municipal Securities (“Insured Municipal Securities”)
71.	Morgan Stanley Insured Municipal Trust (“Insured Municipal Trust”)
72.	Morgan Stanley Municipal Income Opportunities Trust (“Municipal Opportunities”)
73.	Morgan Stanley Municipal Income Opportunities Trust II (“Municipal Opportunities II”)
74.	Morgan Stanley Municipal Income Opportunities Trust III (“Municipal Opportunities III”)
75.	Morgan Stanley Municipal Premium Income Trust (“Municipal Premium”)
76.	Morgan Stanley New York Quality Municipal Securities (“New York Quality Municipal”)
77.	Morgan Stanley Quality Municipal Income Trust (“Quality Municipal Income”)
78.	Morgan Stanley Quality Municipal Investment Trust (“Quality Municipal Investment”)
79.	Morgan Stanley Quality Municipal Securities (“Quality Municipal Securities”)

+- Denotes Retail Multi-Class Fund

INSTITUTIONAL FUNDS

Open-End Institutional Funds

1.	Morgan Stanley Institutional Fund, Inc. (“Institutional Fund Inc.”)

Active Portfolios:

•	Active International Allocation Portfolio
•	Emerging Markets Portfolio
•	Emerging Markets Debt Portfolio
•	Focus Equity Portfolio
•	Global Franchise Portfolio
•	Global Real Estate Portfolio
•	Global Value Equity Portfolio

23

•	International Equity Portfolio
•	International Growth Equity Portfolio
•	International Magnum Portfolio
•	International Real Estate Portfolio
•	International Small Cap Portfolio
•	Large Cap Relative Value Portfolio
•	Money Market Portfolio
•	Municipal Money Market Portfolio
•	Small Company Growth Portfolio
•	Systematic Active Large Cap Core Portfolio
•	Systematic Active Small Cap Core Portfolio
•	Systematic Active Small Cap Growth Portfolio
•	Systematic Active Small Cap Value Portfolio
•	U.S. Large Cap Growth Portfolio
•	U.S. Real Estate Portfolio

Inactive Portfolios*:

•	China Growth Portfolio
•	Gold Portfolio
•	Large Cap Relative Value Portfolio
•	MicroCap Portfolio
•	Mortgage-Backed Securities Portfolio
•	Municipal Bond Portfolio
•	U.S. Equity Plus Portfolio
2.	Morgan Stanley Institutional Fund Trust (“Institutional Fund Trust”)

Active Portfolios:

•	Advisory Portfolio
•	Advisory Foreign Fixed Income II Portfolio
•	Advisory Foreign Fixed Income Portfolio
•	Balanced Portfolio
•	Core Fixed Income Portfolio
•	Core Plus Fixed Income Portfolio
•	Equity Portfolio
•	Equity Plus Portfolio
•	High Yield Portfolio
•	Intermediate Duration Portfolio
•	International Fixed Income Portfolio
______________
*	Have not commenced or have ceased operations

24

•	Investment Grade Fixed Income Portfolio
•	Limited Duration Portfolio
•	Long Duration Fixed Income Portfolio
•	Mid-Cap Growth Portfolio
•	Municipal Portfolio
•	U.S. Mid-Cap Value Portfolio
•	U.S. Small-Cap Value Portfolio
•	Value Portfolio

Inactive Portfolios*:

•	Balanced Plus Portfolio
•	Growth Portfolio
•	Investment Grade Credit Advisory Portfolio
•	Mortgage Advisory Portfolio
•	New York Municipal Portfolio
•	Targeted Duration Portfolio
•	Value II Portfolio
3.	The Universal Institutional Funds, Inc. (“Universal Funds”)

Active Portfolios:

•	Core Plus Fixed Income Portfolio
•	Emerging Markets Debt Portfolio
•	Emerging Markets Equity Portfolio
•	Equity and Income Portfolio
•	Equity Growth Portfolio
•	Global Franchise Portfolio
•	Global Real Estate Portfolio
•	Global Value Equity Portfolio
•	High Yield Portfolio
•	International Growth Equity Portfolio
•	International Magnum Portfolio
•	Mid-Cap Growth Portfolio
•	Small Company Growth Portfolio
•	U.S. Mid-Cap Value Portfolio
•	U.S. Real Estate Portfolio
•	Value Portfolio

Inactive Portfolios*:

•	Balanced Portfolio
•	Capital Preservation Portfolio

25

•	Core Equity Portfolio
•	International Fixed Income Portfolio
•	Investment Grade Fixed Income Portfolio
•	Latin American Portfolio
•	Multi-Asset Class Portfolio
•	Targeted Duration Portfolio
4.	Morgan Stanley Institutional Liquidity Funds (“Liquidity Funds”)

Active Portfolios:

•	Government Portfolio
•	Money Market Portfolio
•	Prime Portfolio
•	Tax-Exempt Portfolio
•	Treasury Portfolio

Inactive Portfolios*:

•	Government Securities Portfolio
•	Treasury Securities Portfolio

Closed-End Institutional Funds

5.	Morgan Stanley Asia-Pacific Fund, Inc. (“Asia-Pacific Fund”)
6.	Morgan Stanley Eastern Europe Fund, Inc. (“Eastern Europe”)
7.	Morgan Stanley Emerging Markets Debt Fund, Inc. (“Emerging Markets Debt”)
8.	Morgan Stanley Emerging Markets Fund, Inc. (“Emerging Markets Fund”)
9.	Morgan Stanley Global Opportunity Bond Fund, Inc. (“Global Opportunity”)
10.	Morgan Stanley High Yield Fund, Inc. (“High Yield Fund”)
11.	The Latin American Discovery Fund, Inc. (“Latin American Discovery”)
12	The Malaysia Fund, Inc. (“Malaysia Fund”)
13.	The Thai Fund, Inc. (“Thai Fund”)
14.	The Turkish Investment Fund, Inc. (“Turkish Investment”)
15.	India Investment Fund (“India Investment”)

Closed-End Fund of Hedge Funds

16.	Morgan Stanley Institutional Fund of Hedge Funds (“Fund of Hedge Funds”)
______________
*	Have not commenced or have ceased operations

26

In Registration

Morgan Stanley Retail Funds

1. Morgan Stanley American Franchise Fund

Funds of Hedge Funds

1.	Morgan Stanley Absolute Return Fund
2.	Morgan Stanley Institutional Fund of Hedge Funds II

27

EXHIBIT B

Institutional Funds

Covered Officers

Ronald E. Robison – President and Principal Executive Officer

James W. Garrett – Chief Financial Officer and Treasurer

Retail Funds

Covered Officers

Ronald E. Robison – President and Principal Executive Officer

Francis Smith – Chief Financial Officer and Treasurer

Morgan Stanley India Investment Fund, Inc.

Covered Officers

Ronald E. Robison – President and Principal Executive Officer

James W. Garrett – Chief Financial Officer and Treasurer

28

EXHIBIT C

General Counsel

Arthur Lev

29

EXHIBIT 12 B1

CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

CERTIFICATIONS

I, Ronald E. Robison, certify that:

1.	I have reviewed this report on Form N-CSR of Morgan Stanley Quality Municipal Income Trust;
2.

Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.

Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.

The registrant’s other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

a)

designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)

designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)

evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)

disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.

The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

30

a)

all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

b)	any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal controls over financial reporting.

Date: December 20, 2007
/s/ Ronald E. Robison
Ronald E. Robison Principal Executive Officer

31

EXHIBIT 12 B2

CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

CERTIFICATIONS

I, Francis Smith, certify that:

1.	I have reviewed this report on Form N-CSR of Morgan Stanley Quality Municipal Income Trust;
2.

Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.

Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.

The registrant’s other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

a)

designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)

designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)

evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)

disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.

The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

32

a)

all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

b)	any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal controls over financial reporting.

Date: December 20, 2007
/s/ Francis Smith
Francis Smith Principal Financial Officer

33

SECTION 906 CERTIFICATION

Certification Pursuant to 18 U.S.C. Section 1350,

As Adopted Pursuant to

Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley Quality Municipal Income Trust

In connection with the Report on Form N-CSR (the “Report”) of the above-named issuer for the period ended October 31, 2007 that is accompanied by this certification, the undersigned hereby certifies that:

1.	The Report fully complies with the requirements of Section 13(a) or 15(d) of the Securities Exchange Act of 1934; and
2.	The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: December 20, 2007	/s/ Ronald E. Robison
Ronald E. Robison Principal Executive Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley Quality Municipal Income Trust and will be retained by Morgan Stanley Quality Municipal Income Trust and furnished to the Securities and Exchange Commission or its staff upon request.

34

SECTION 906 CERTIFICATION

Certification Pursuant to 18 U.S.C. Section 1350,

As Adopted Pursuant to

Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley Quality Municipal Income Trust

In connection with the Report on Form N-CSR (the “Report”) of the above-named issuer for the period ended October 31, 2007 that is accompanied by this certification, the undersigned hereby certifies that:

1.	The Report fully complies with the requirements of Section 13(a) or 15(d) of the Securities Exchange Act of 1934; and
2.	The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: December 20, 2007	/s/ Francis Smith
Francis Smith Principal Financial Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley Quality Municipal Income Trust will be retained by Morgan Stanley Quality Municipal Income Trust and furnished to the Securities and Exchange Commission or its staff upon request.

35